Item 1.  Schedule of Investments


 T. Rowe Price Personal Strategy Balanced Fund
 Unaudited                                                 August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)


 COMMON STOCKS 67.4%
 CONSUMER DISCRETIONARY 9.5%
 Auto Components 0.2%
 Autoliv GDR (SEK) ss.                                 13,700        610

 Bridgestone (JPY)                                     18,000        356

 GKN (GBP)                                             56,451        294

 Keystone Automotive *ss.                              5,200         157

 Koito Manufacturing (JPY)                             29,000        313

 Strattec Security *ss.                                2,200         114

 TRW Automotive *                                      4,600         135

                                                                     1,979

 Automobiles 0.4%
 Bayerische Motoren Werke (EUR)                        12,717        575

 Ford Motor                                            189,100       1,885

 Honda (JPY)                                           7,900         424

 Renault (EUR) ss.                                     6,373         565

 Toyota Motor (JPY)                                    31,700        1,296

 Winnebago ss.                                         300           9

                                                                     4,754

 Distributors 0.0%
 Cycle & Carriage (SGD)                                6,755         45

 Pacific Brands (AUD) ss.                              83,857        175

                                                                     220

 Diversified Consumer Services 0.5%
 Apollo Group, Class A *                               56,400        4,436

 Corinthian Colleges *ss.                              10,500        133

 Education Management *                                2,700         92

 Matthews International, Class A ss.                   10,700        428

                                                                     5,089

 Hotels, Restaurants & Leisure 1.5%
 Applebee's                                            5,837         129

 BJ's Restaurants *ss.                                 6,200         132

 Carnival                                              84,900        4,189

 CEC Entertainment *                                   3,800         130

 Harrah's Entertainment                                25,100        1,746

 International Game Technology                         88,600        2,456

 Marriott, Class A                                     24,300        1,536

 McDonald's                                            32,600        1,058

 Mitchells & Butlers (GBP)                             45,987        304

 Panera Bread, Class A *ss.                            4,100         228

 PF Chang's China Bistro *ss.                          3,100         159

 Red Robin Gourmet Burgers *ss.                        1,800         87

 Ruby Tuesday ss.                                      3,600         80

 Sonic *                                               9,750         298

 Starwood Hotels & Resorts Worldwide, Equity Units     42,300        2,466

 Texas Roadhouse, Class A *ss.                         900           30

 The Cheesecake Factory *                              9,550         302

 Wynn Resorts *ss.                                     36,600        1,747

                                                                     17,077

 Household Durables 0.8%
 Alpine Electronics (JPY)                              11,800        185

 Fortune Brands                                        12,600        1,096

 Goldcrest Company (JPY) ss.                           4,880         321

 Harman International                                  6,800         703

 Jarden *ss.                                           9,600         381

 Newell Rubbermaid  ss.                                193,300       4,529

 Persimmon (GBP) ss.                                   26,024        390

 Philips Electronics (EUR)                             12,283        323

 Pioneer (JPY) ss.                                     15,600        242

 Sony (JPY) ss.                                        20,900        699

 THOMSON Multimedia (EUR) ss.                          27,689        621

                                                                     9,490

 Internet & Catalog Retail 0.4%
 Amazon.com *ss.                                       46,500        1,986

 eBay *                                                55,000        2,227

 Expedia *                                             25,600        570

 J. Jill Group *ss.                                    10,800        191

 priceline.com *ss.                                    4,700         101

                                                                     5,075

 Leisure Equipment & Products 0.2%
 Brunswick                                             9,000         396

 Eastman Kodak ss.                                     68,200        1,662

 MarineMax *ss.                                        5,000         142

 Nikon (JPY)                                           18,400        217

 Polaris Industries ss.                                600           32

 SCP Pool ss.                                          5,737         210

                                                                     2,659

 Media 2.7%
 Aegis Group (GBP)                                     214,589       450

 Comcast, Class A *                                    240,448       7,340

 Disney                                                97,500        2,456

 Emmis Communications, Class A *ss.                    4,800         115

 Entercom Communications *ss.                          3,400         114

 Gestevision Telecino (EUR)                            9,134         213

 Getty Images *ss.                                     1,600         137

 Liberty Media, Class A *                              131,200       1,090

 McGraw-Hill                                           27,600        1,331

 New York Times, Class A ss.                           120,100       3,835

 News Corp., Class A                                   141,600       2,295

 Omnicom                                               13,700        1,102

 Publicis (EUR) ss.                                    17,733        590

 Rogers Communications, Class B                        38,800        1,441

 Scholastic *ss.                                       10,000        365

 Scripps, Class A                                      37,000        1,850

 Singapore Press (SGD)                                 101,100       272

 Time Warner                                           185,200       3,319

 Viacom, Class B                                       71,843        2,442

 WPP Group (GBP)                                       34,140        352

 WPP Group ADR                                         4,800         248

 Young Broadcasting *ss.                               1,800         8

                                                                     31,365

 Multiline Retail 1.1%
 Big Lots *ss.                                         7,000         82

 Kohl's *                                              69,700        3,656

 Nordstrom                                             105,300       3,536

 Target                                                97,900        5,262

                                                                     12,536

 Specialty Retail 1.6%
 AC Moore Arts & Crafts *ss.                           1,600         36

 AnnTaylor Stores *ss.                                 16,000        410

 Aoyama Trading (JPY)                                  5,200         141

 Best Buy                                              56,175        2,677

 Charles Voegele (CHF)                                 3,278         266

 Christopher & Banks ss.                               7,100         114

 Dixons Group (GBP)                                    91,539        251

 DSW, Class A *                                        2,200         49

 Esprit Holdings (HKD)                                 41,000        303

 Gymboree *ss.                                         8,600         132

 Home Depot                                            239,850       9,671

 Hot Topic *ss.                                        12,400        192

 Kesa Electricals (GBP)                                19,893        94

 Linens 'n Things *                                    5,500         130

 Monro Muffler Brake ss.                               6,100         182

 Nobia (SEK)                                           14,590        258

 RadioShack ss.                                        136,400       3,418

 Select Comfort *ss.                                   6,000         116

 The Finish Line, Class A ss.                          3,200         46

 Zumiez *ss.                                           1,900         63

                                                                     18,549

 Textiles, Apparel, & Luxury Goods 0.1%
 Adidas-Salomon (EUR)                                  1,890         338

 Columbia Sportswear *ss.                              4,000         186

 Culp *                                                2,300         10

 Warnaco Group *                                       12,600        315

                                                                     849

 Total Consumer Discretionary                                        109,642

 CONSUMER STAPLES 5.1%
 Beverages 1.1%
 Asahi Breweries (JPY)                                 23,000        283

 Coca-Cola                                             179,600       7,903

 Kirin Brewery (JPY)                                   40,000        401

 Lion Nathan (NZD)                                     40,710        243

 PepsiCo                                               59,910        3,286

 Pernod-Ricard (EUR) ss.                               713           124

                                                                     12,240

 Food & Staples Retailing 1.7%
 Casey's General Stores ss.                            18,100        367

 Casino Guichard-Perrachon (EUR) ss.                   6,483         455

 Coles Myer (AUD)                                      50,199        375

 CVS                                                   268,000       7,871

 J Sainsbury (GBP)                                     49,753        255

 Matsumotokiyoshi (JPY) ss.                            7,600         227

 METRO (EUR)                                           19,433        987

 Organizacion Soriana, Series B (MXN) *                84,600        331

 Performance Food Group *ss.                           9,400         291

 Sysco                                                 41,900        1,399

 Tesco (GBP)                                           83,170        490

 Wal-Mart                                              131,500       5,912

 Wal-Mart de Mexico, Series V (MXN)                    142,600       619

 Wild Oats Markets *ss.                                7,800         94

 York-Benimaru (JPY) ss.                               6,800         201

                                                                     19,874

 Food Products 0.7%
 American Italian Pasta, Class A ss.                   2,800         31

 Associated British Foods (GBP)                        29,195        446

 Campbell Soup                                         65,900        1,938

 General Mills                                         66,620        3,073

 Koninklijke Wessanen GDS (EUR) ss.                    20,798        335

 Nestle (CHF)                                          4,034         1,134

 RHM (GBP) *                                           76,200        438

 Seneca Foods, Class A *                               3,000         52

 Seneca Foods, Class B *                               600           11

 Unilever (GBP)                                        83,225        840

                                                                     8,298

 Household Products 0.5%
 Colgate-Palmolive                                     76,700        4,027

 Procter & Gamble                                      27,100        1,503

                                                                     5,530

 Personal Products 0.3%
 Chattem *ss.                                          1,400         54

 Gillette                                              66,600        3,588

 L'Oreal (EUR)                                         2,146         173

                                                                     3,815

 Tobacco 0.8%
 Altria Group                                          104,600       7,395

 UST                                                   40,300        1,715

                                                                     9,110

 Total Consumer Staples                                              58,867

 ENERGY 5.2%
 Energy Equipment & Services 2.1%
 Baker Hughes                                          162,900       9,570

 BJ Services                                           18,300        1,154

 FMC Technologies *                                    12,900        519

 Grant Prideco *                                       24,200        892

 Hanover Compressor *ss.                               12,000        181

 Hydril *                                              2,800         192

 Key Energy Services *ss.                              5,500         78

 Lone Star Technologies *ss.                           3,000         166

 Saipem (EUR)                                          15,781        266

 Schlumberger                                          70,700        6,097

 Seacor Holdings *ss.                                  6,700         479

 Smith International                                   112,200       3,898

 Superior Well Services *ss.                           600           13

 Transocean *                                          13,600        803

 W-H Energy Services *ss.                              3,500         114

                                                                     24,422

 Oil, Gas & Consumable Fuels 3.1%
 Bill Barrett *ss.                                     11,600        392

 BP (GBP)                                              92,745        1,056

 BP ADR                                                78,096        5,340

 Chevron                                               87,982        5,402

 China Shenhua Energy (HKD) *                          234,000       260

 Eni S.p.A. (EUR) ss.                                  53,915        1,598

 ExxonMobil                                            120,482       7,217

 Forest Oil *                                          11,650        524

 INPEX (JPY)                                           26            205

 Marathon Oil                                          48,700        3,132

 Murphy Oil                                            20,300        1,109

 Neste Oil (EUR) *                                     6,700         225

 Noble Energy                                          1,200         106

 Oil Search (AUD)                                      193,818       537

 OMV (EUR)                                             6,710         366

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 preference share) ss.             26,700        1,468

 Royal Dutch Shell, Series B (GBP)                     32,824        1,112

 Royal Dutch Shell ADR, Class B ss.                    8,619         584

 Statoil ASA (NOK)                                     52,061        1,281

 TonenGeneral Sekiyu (JPY) ss.                         18,000        198

 Total (EUR) ss.                                       7,446         1,961

 Total ADR                                             12,100        1,595

                                                                     35,668

 Total Energy                                                        60,090

 FINANCIALS 13.4%
 Capital Markets 3.5%
 Affiliated Managers Group *ss.                        4,100         298

 AmeriTrade *                                          122,600       2,440

 Bank of New York                                      15,100        462

 Charles Schwab                                        188,350       2,548

 Credit Suisse Group (CHF)                             20,143        877

 Franklin Resources                                    62,800        5,052

 Goldman Sachs                                         27,600        3,068

 Investors Financial Services ss.                      5,600         197

 Legg Mason                                            43,300        4,526

 Macquarie Bank (AUD)                                  19,751        941

 Mellon Financial                                      158,900       5,156

 Merrill Lynch                                         60,600        3,464

 Morgan Stanley                                        13,700        697

 National Financial Partners                           2,800         123

 Northern Trust                                        67,100        3,344

 Piper Jaffray *ss.                                    7,300         223

 State Street                                          126,100       6,094

 UBS (CHF)                                             6,400         525

                                                                     40,035

 Commercial Banks 2.8%
 ABN AMRO (EUR)                                        23,997        577


 Alliance & Leicester (GBP)                            26,690        415

 Allied Irish Banks (EUR)                              14,947        323

 Amegy Bancorp ss.                                     17,700        398

 Australia & New Zealand Banking (AUD)                 68,109        1,139

 Banca Intesa (EUR)                                    101,851       492

 Banco Santander Central Hispano (EUR)                 64,479        790

 Bank Austria Creditanstalt (EUR)                      7,057         799

 Bank of America                                       68,200        2,935

 Bank of Fukuoka (JPY) ss.                             51,000        325

 Bank of Ireland (EUR)                                 32,970        520

 Barclays (GBP)                                        158,182       1,579

 BNP Paribas (EUR) ss.                                 15,807        1,156

 Boston Private Financial ss.                          5,000         133

 Cascade Bancorp ss.                                   5,700         119

 Chittenden                                            14,893        402

 Citizens Banking ss.                                  12,200        370

 DBS Group (SGD)                                       66,028        615

 Dexia (EUR)                                           15,491        339

 Glacier Bancorp ss.                                   8,400         250

 Grupo Financiero Banorte (MXN)                        195,362       1,598

 HBOS (GBP)                                            53,153        833

 HSBC (GBP)                                            36,215        584

 Mitsubishi Tokyo Financial (JPY)                      82            843

 National Australia Bank (AUD)                         40,471        955

 NORDEA (SEK)                                          100,684       978

 Pinnacle Financial Partners *ss.                      1,600         40

 Provident Bankshares ss.                              7,000         239

 Royal Bank of Scotland (GBP)                          51,106        1,493

 S-E-Banken (SEK)                                      28,757        524

 Sandy Spring Bancorp ss.                              5,000         172

 Signature Bank *ss.                                   2,900         87

 Societe Generale (EUR)                                3,966         431

 Sumitomo Trust & Banking (JPY)                        126,000       878

 Svenska Handelsbanken, Series A (SEK)                 36,773        804

 Texas Capital Bancshares *ss.                         6,100         134

 The Bank of Yokohama (JPY)                            97,800        630

 U.S. Bancorp                                          109,300       3,194

 UniCredito (EUR) ss.                                  79,675        456

 Valley National Bancorp ss.                           11,206        264

 Wells Fargo                                           49,900        2,975

 WestAmerica ss.                                       8,800         459

                                                                     32,247

 Consumer Finance 0.9%
 AIFUL (JPY)                                           6,150         473

 American Express                                      139,000       7,678

 SLM Corporation                                       54,000        2,687

                                                                     10,838

 Diversified Financial Services 1.3%
 Aktiv Kapital (NOK)                                   25,800        407

 Babcock & Brown (AUD) ss.                             47,199        663

 Citigroup                                             204,477       8,950

 ING Groep GDS (EUR)                                   22,844        667

 J.P. Morgan Chase                                     111,460       3,777

 Ricoh Leasing (JPY)                                   6,600         170

                                                                     14,634

 Insurance 3.7%
 AFLAC                                                 3,800         164

 Aioi Insurance (JPY)                                  49,000        277

 American International Group                          204,722       12,120

 Aspen Insurance Holdings                              9,700         263

 Assured Guaranty                                      14,100        316

 Aviva (GBP)                                           30,054        333

 AXA (EUR)                                             38,708        1,035

 Bristol West Holdings ss.                             7,700         134

 CNP Assurances (EUR)                                  9,155         632

 Friends Provident (GBP)                               74,155        233

 Genworth Financial, Class A                           85,100        2,738

 Hartford Financial Services                           44,900        3,280

 Horace Mann Educators                                 12,800        251

 Infinity Property & Casualty ss.                      7,400         241

 Insurance Australia (AUD)                             50,747        207

 Markel *ss.                                           800           260

 Marsh & McLennan                                      346,000       9,705

 Mitsui Sumitomo Insurance (JPY)                       35,000        357

 Ohio Casualty ss.                                     18,500        467

 PartnerRe                                             3,600         219

 QBE Insurance (AUD)                                   28,989        374

 SAFECO                                                65,300        3,405

 Selective Insurance ss.                               4,500         213

 St. Paul Companies                                    83,600        3,596

 Unipol (EUR) ss.                                      93,754        354

 W. R. Berkley                                         600           21

 Willis Group Holdings ss.                             9,000         315

 XL Capital                                            20,700        1,439

                                                                     42,949

 Real Estate 0.8%
 Arden Realty, REIT                                    5,500         210

 China Overseas Land & Investment (HKD) ss.            960,000       237

 EastGroup Properties, REIT ss.                        6,600         285

 Equity Lifestyle Properties, REIT ss.                 2,300         104

 Essex Property Trust, REIT                            900           79

 Federal Realty Investment Trust, REIT                 45,400        2,811

 Gables Residential Trust, REIT ss.                    5,900         257

 GPT Group, Equity Units (AUD)                         166,042       490

 LaSalle Hotel Properties, REIT                        3,100         105

 Mirvac Group (AUD)                                    67,105        193

 Parkway Properties, REIT                              3,000         145

 Reckson Associates Realty, REIT                       1,934         64

 Simon Property Group, REIT                            41,572        3,162

 Sun Hung Kai Properties (HKD)                         37,000        375

 Washington SBI, REIT                                  7,200         223

 Wheelock (HKD)                                        88,000        151

                                                                     8,891

 Thrifts & Mortgage Finance 0.4%
 Bradford Bingley (GBP)                                79,190        464

 Fannie Mae                                            53,700        2,741

 First Niagra Financial ss.                            12,300        174

 Harbor Florida Bancshares ss.                         10,700        390

 Hypo Real Estate Holding (EUR)                        17,156        846

 Newalliance Bancshares ss.                            12,800        186

 Triad Guaranty *                                      1,700         72

                                                                     4,873

 Total Financials                                                    154,467

 HEALTH CARE 8.8%
 Biotechnology 1.5%
 Abgenix *ss.                                          1,400         15

 Alexion Pharmaceutical *ss.                           3,100         89

 Alkermes *ss.                                         6,900         130

 Amgen *                                               87,000        6,951

 Amylin Pharmaceuticals *ss.                           5,300         174

 Anadys Pharmaceuticals *                              3,300         40

 Biogen Idec *                                         18,800        792

 Cephalon *ss.                                         2,624         106

 CSL Limited (AUD)                                     9,576         248

 Cubist Pharmaceuticals *ss.                           7,000         127

 CV Therapeutics *                                     900           24

 Cytogen *ss.                                          3,300         14

 Cytokinetics *ss.                                     500           4

 deCode genetics *ss.                                  4,300         42

 Exelixis *ss.                                         7,500         56

 Genentech *                                           46,600        4,378

 Gilead Sciences *                                     72,600        3,122

 InterMune *ss.                                        8,700         139

 Martek Biosciences *ss.                               4,600         235

 Memory Pharmaceuticals *                              3,200         7

 Myriad Genetics *ss.                                  8,100         160

 Nektar Therapeutics *ss.                              1,800         31

 Neurocrine Biosciences *ss.                           3,200         147

 NPS Pharmaceuticals *ss.                              2,300         23

 ONYX Pharmaceuticals *ss.                             2,400         48

 Rigel Pharmaceuticals *                               3,300         66

 Theravance *ss.                                       1,400         29

 Trimeris *ss.                                         3,500         40

 Vertex Pharmaceuticals *ss.                           11,136        205

                                                                     17,442

 Health Care Equipment & Supplies 1.6%
 Advanced Neuromodulation Systems *ss.                 8,100         417

 Analogic ss.                                          3,200         160

 Baxter International                                  116,200       4,686

 Biomet                                                40,800        1,505

 DJ Orthopedics *ss.                                   5,700         158

 Edwards Lifesciences *                                4,400         194

 Elekta, Series B (SEK) *                              8,084         365

 Greatbatch *ss.                                       3,600         90

 Integra LifeSciences *ss.                             9,200         318

 Medtronic                                             89,000        5,073

 NuVasive *ss.                                         3,000         57

 ResMed *ss.                                           8,400         608

 St. Jude Medical *                                    47,500        2,180

 Steris                                                7,400         185

 Stryker                                               39,000        2,128

 Thoratec *ss.                                         5,400         88

 Wright Medical Group *ss.                             4,500         109

 Zimmer Holdings *                                     6,500         534

                                                                     18,855

 Health Care Providers & Services 2.6%
 Alliance UniChem (GBP)                                15,414        230

 AmerisourceBergen ss.                                 53,700        4,010

 Caremark RX *                                         35,200        1,645

 Celesio (EUR)                                         5,604         491

 Henry Schein *                                        9,900         413

 LabOne *ss.                                           2,100         91

 LCA-Vision ss.                                        300           12

 Lifeline Systems *ss.                                 5,100         172

 LifePoint Hospitals *ss.                              1,000         45

 MWI Veterinary Supply *                               600           13

 Odyssey Healthcare *ss.                               5,600         93

 Quest Diagnostics                                     12,200        610

 Sunrise Senior Living *ss.                            10,100        600

 Symbion *ss.                                          6,600         177

 United Surgical Partners International *ss.           12,000        460

 UnitedHealth Group                                    231,800       11,938

 VistaCare, Class A *ss.                               3,600         62

 WellChoice *                                          3,100         220

 WellPoint *                                           109,100       8,100

                                                                     29,382

 Pharmaceuticals 3.1%
 Abbott Laboratories                                   11,500        519

 AstraZeneca ADR                                       13,800        636

 Atherogenics *ss.                                     7,000         124

 Eisai (JPY)                                           9,300         354

 GlaxoSmithKline (GBP)                                 55,747        1,353

 GlaxoSmithKline ADR                                   4,500         219

 Hisamitsu Pharmaceutical (JPY) ss.                    12,000        317

 Inspire Pharmaceuticals *ss.                          9,800         88

 Johnson & Johnson                                     70,600        4,475

 Kobayashi Pharmaceutical (JPY)                        7,600         237

 Medicines Company *ss.                                4,400         97

 Merck                                                 243,500       6,874

 Novartis (CHF)                                        33,419        1,626

 Noven Pharmaceuticals *ss.                            7,300         122

 Pfizer                                                128,087       3,262

 Sanofi-Aventis (EUR) ss.                              12,823        1,100

 Schering-Plough                                       176,000       3,768

 Sepracor *                                            14,900        748

 Takeda Chemical Industries (JPY)                      11,000        595

 Teva Pharmaceutical ADR ss.                           21,400        694

 UCB (EUR)                                             9,303         530

 Wyeth                                                 176,060       8,062

                                                                     35,800

 Total Health Care                                                   101,479

 INDUSTRIALS & BUSINESS SERVICES 6.9%
 Aerospace & Defense 1.1%
 Argon *ss.                                            700           22

 Armor Holdings *ss.                                   11,100        471

 BAE Systems (GBP)                                     66,822        395

 General Dynamics                                      13,200        1,513

 Honeywell International                               72,400        2,772

 Lockheed Martin                                       111,200       6,921

 Mercury Computer Systems *ss.                         3,000         78

 Rockwell Collins                                      11,600        558

 Rolls-Royce (GBP) *                                   58,546        357

                                                                     13,087

 Air Freight & Logistics 0.1%
 EGL *ss.                                              9,000         226

 Pacer International *ss.                              3,700         97

 Ryder System                                          2,400         84

 UPS, Class B                                          3,500         248

 UTi Worldwide ss.                                     2,700         204

 Yamato Transport (JPY) ss.                            17,000        257

                                                                     1,116

 Airlines 0.0%
 Frontier Airlines *ss.                                5,800         63

 Midwest Express Holdings *ss.                         5,900         14

 Qantas Airways (AUD)                                  70,270        171

                                                                     248

 Building Products 0.1%
 Pilkington (GBP)                                      168,798       404

 Quixote ss.                                           2,100         48

 Trex *ss.                                             4,600         111

                                                                      563

 Commercial Services & Supplies 1.0%
 Angelica ss.                                          5,600         124

 Cendant                                               45,200        919

 ChoicePoint *                                         12,900        554

 Consolidated Graphics *                               7,400         286

 Contax Participacoes ADR *                            22,700        15

 Downer EDI (AUD) ss.                                  60,764        278

 G & K Services, Class A ss.                           7,100         305

 Herman Miller                                         12,100        362

 Intersections *ss.                                    500           5

 Kforce *ss.                                           7,600         77

 LECG *ss.                                             7,100         163

 Pike Electric *                                       4,500         80

 R.R. Donnelley                                        97,700        3,650

 Resources Global Professionals *ss.                   11,200        325

 Ritchie Bros Auctioneers                              5,400         226

 Synagro Technologies ss.                              17,000        88

 Tetra Tech *ss.                                       11,220        177

 Waste Connections *ss.                                6,300         223

 Waste Management                                      128,026       3,512

 West Corporation *                                    2,700         104

                                                                     11,473

 Construction & Engineering 0.2%
 Acciona (EUR)                                         9,821         1,103

 Insituform Technologies *ss.                          4,200         87

 JGC (JPY) ss.                                         34,000        461

 NCC AB, Series B (SEK)                                35,063        616

                                                                     2,267

 Electrical Equipment 0.1%
 A.O. Smith                                            12,900        363

 Artesyn Technologies *ss.                             10,600        97

 Baldor Electric ss.                                   13,200        326

 Sumitomo Electric Industries (JPY)                    23,000        284

 Woodward Governor                                     700           57

                                                                     1,127

 Industrial Conglomerates 1.9%
 DCC (EUR)                                             33,685        751

 GE                                                    324,500       10,906

 Hutchison Whampoa (HKD)                               63,500        628

 Sembcorp (SGD)                                        330,880       554

 Siemens (EUR)                                         11,542        877

 Tyco International                                    288,142       8,019

                                                                     21,735

 Machinery 1.5%
 3-D Systems  *ss.                                     1,200         27

 Accuride *ss.                                         7,400         111

 Actuant, Class A *ss.                                 6,740         286

 Cargotec (EUR) *ss.                                   7,320         202

 Cascade ss.                                           3,900         177

 Danaher                                               135,300       7,247

 Deere                                                 112,000       7,322

 Fanuc (JPY)                                           6,600         500

 Graco                                                 7,500         279

 Harsco                                                8,600         504

 IDEX ss.                                              3,300         143

 Lindsay Manufacturing ss.                             7,900         200

 RBC Bearings *                                        2,800         45

 SKF, Series B (SEK)                                   21,532        264

 Toro ss.                                              13,100        509

                                                                     17,816

 Marine 0.1%
 Nippon Yusen (JPY) ss.                                97,000        614

                                                                     614

 Road & Rail 0.7%
 Arriva (GBP)                                          45,286        462

 Burlington Northern Santa Fe                          66,800        3,542

 Genesee & Wyoming, Class A *                          2,000         58

 Heartland Express ss.                                 5,925         118

 Knight Transportation ss.                             10,050        238

 Nippon Express (JPY)                                  35,000        156

 Norfolk Southern                                      96,200        3,426

 Union Pacific                                         900           61

                                                                     8,061

 Trading Companies & Distributors 0.1%
 Electro Rent *ss.                                     5,100         69

 Interline Brands *                                    8,400         167

 Mitsubishi (JPY) ss.                                  42,400        701

 Sumitomo (JPY)                                        37,000        352

                                                                     1,289

 Total Industrials & Business Services                               79,396

 INFORMATION TECHNOLOGY 11.6%
 Communications Equipment 2.2%
 ADTRAN                                                13,300        343

 Belden CDT ss.                                        8,300         178

 Cisco Systems *                                       232,100       4,090

 Corning *                                             489,000       9,760

 F5 Networks *                                         1,200         50

 Juniper Networks *                                    63,400        1,442

 Lucent Technologies *ss.                              590,200       1,818

 Nokia (EUR)                                           52,993        834

 Nokia ADR                                             181,400       2,861

 Packeteer *ss.                                        4,300         51

 QUALCOMM                                              61,300        2,434

 Research In Motion *                                  15,900        1,245

 Riverstone Networks *                                 15,500        9

 Tekelec *ss.                                          2,900         57

                                                                     25,172

 Computers & Peripherals 0.8%
 Creative Technology (SGD)                             11,700        97

 Dell *                                                185,500       6,604

 EMC *                                                 154,400       1,986

 Emulex *ss.                                           7,800         168

 Gateway *ss.                                          53,200        162

 IBM                                                   2,200         177

 Synaptics *ss.                                        3,000         49

 Toshiba (JPY)                                         64,000        253

                                                                     9,496

 Electronic Equipment & Instruments 0.2%
 Applied Films *ss.                                    800           18

 Cogent *ss.                                           2,300         62

 DTS *ss.                                              4,700         86

 Global Imaging Systems *ss.                           6,400         212

 Hamamatsu Photonics (JPY) ss.                         10,700        233

 KEMET *ss.                                            15,100        123

 Kyocera (JPY)                                         2,100         146

 Littelfuse *ss.                                       5,500         153

 Methode Electronics ss.                               9,900         122

 National Instruments ss.                              4,900         139

 Newport *ss.                                          4,300         57

 Orbotech *                                            5,100         126

 Plexus *ss.                                           14,000        239

 Shimadzu (JPY) ss.                                    68,000        430

 TDK (JPY)                                             3,500         261

 Woodhead Industries ss.                               7,100         94

                                                                     2,501

 Internet Software & Services 0.8%
 Digital Insight *ss.                                  8,100         219

 Digital River *ss.                                    2,700         103

 Digitas *ss.                                          2,700         32

 Google, Class A *                                     13,200        3,775

 IAC/InterActiveCorp *                                 25,600        628

 MatrixOne *ss.                                        13,900        64

 Yahoo! *                                              120,500       4,017

                                                                     8,838

 IT Services 1.8%
 Accenture, Class A *                                  51,500        1,256

 Affiliated Computer Services, Class A *               4,300         223

 Automatic Data Processing                             67,000        2,864

 BISYS Group *                                         7,900         118

 CACI International, Class A *ss.                      5,300         332

 First Data                                            264,468       10,989

 Fiserv *                                              33,400        1,499

 Global Payments ss.                                   6,400         421

 Heartland Payment Systems *                           900           23

 Indra Sistemas (EUR)                                  28,683        582

 Iron Mountain *                                       13,086        451

 Logica (GBP)                                          37,808        122

 Maximus ss.                                           8,100         305

 MPS Group *ss.                                        19,600        217

 Paychex                                               20,500        700

 RightNow Technologies *ss.                            10,600        122

 Trans Cosmos (JPY) ss.                                7,200         337

                                                                     20,561

 Office Electronics 0.1%
 Canon (JPY)                                           11,700        591

 Neopost (EUR)                                         3,658         339

                                                                      930

 Semiconductor & Semiconductor Equipment 2.8%
 AMIS Holdings *ss.                                    5,200         62

 Analog Devices                                        80,900        2,949

 Atheros Communications *ss.                           4,200         44

 ATMI *ss.                                             2,600         80

 Brooks-Pri Automation *ss.                            9,100         129

 Cabot Microelectronics *ss.                           4,400         131

 Credence Systems *ss.                                 10,700        95

 Cymer *ss.                                            10,000        335

 Cypress Semiconductor *ss.                            3,600         56

 Entegris *ss.                                         26,685        279

 Exar *ss.                                             8,600         134

 FEI *ss.                                              5,600         117

 Intel                                                 356,400       9,167

 KLA-Tencor                                            9,700         492

 Lattice Semiconductor *                               20,100        89

 Linear Technology                                     24,700        937

 Marvell Technology Group *                            44,100        2,081

 Maxim Integrated Products                             101,300       4,321

 Microchip Technology                                  13,400        417

 Microsemi *ss.                                        700           17

 MKS Instruments *ss.                                  11,500        204

 PDF Solutions *ss.                                    7,900         124

 Power Integrations *ss.                               6,500         144

 Rohm Company (JPY)                                    1,000         91

 Samsung Electronics (KRW)                             800           422

 Semiconductor Manufacturing ADR *ss.                  8,000         81

 Semtech *ss.                                          13,000        213

 Silicon Laboratories *ss.                             5,200         161

 Texas Instruments                                     203,600       6,654

 Virage Logic *ss.                                     800           6

 Xilinx                                                102,300       2,874

                                                                     32,906

 Software 2.9%
 Adobe Systems                                         54,700        1,479

 Altiris *ss.                                          5,700         74

 Blackbaud ss.                                         1,018         13

 Catapult Communications *ss.                          3,900         62

 CCC Information Services ss.                          5,700         146

 FactSet Research Systems ss.                          9,450         331

 FileNet *ss.                                          11,400        303

 Hyperion Solutions *ss.                               3,700         161

 Internet Security Systems *ss.                        6,700         152

 Intuit *                                              34,900        1,600

 Jack Henry & Associates ss.                           22,000        431

 Kronos *ss.                                           7,049         305

 Mercury Interactive *                                 1,600         59

 Microsoft                                             785,700       21,528

 Motive *ss.                                           3,600         23

 NetIQ *ss.                                            11,252        132

 Open Solutions *ss.                                   3,200         72

 Oracle *                                              235,400       3,053

 Progress Software *ss.                                6,700         205

 Quest Software *ss.                                   11,200        152

 Red Hat *ss.                                          6,300         90

 RSA Security *ss.                                     10,200        134

 SAP (EUR)                                             3,799         646

 SPSS *ss.                                             4,700         103

 Symantec *                                            68,258        1,432

 Trend Micro (JPY) ss.                                 5,000         175

 Verity *ss.                                           9,700         97

                                                                     32,958

 Total Information Technology                                        133,362

 MATERIALS 3.4%
 Chemicals 1.5%
 Airgas                                                21,300        599

 Arch Chemicals ss.                                    8,900         220

 BASF (EUR)                                            9,100         640

 Dow Chemical                                          72,400        3,128

 DSM (EUR)                                             6,133         475

 DuPont                                                123,973       4,906

 Ferro                                                 13,200        251

 Kaneka (JPY)                                          35,000        421

 MacDermid ss.                                         5,400         160

 Material Sciences *ss.                                6,200         94

 Minerals Technologies ss.                             4,800         293

 Mitsubishi Gas Chemical (JPY)                         46,000        300

 Mitsui Chemicals (JPY) ss.                            36,000        212

 Monsanto                                              29,700        1,896

Potash Corp./Saskatchewan ss.                          32,800        3,610

 Symyx Technologies *ss.                               4,300         120

 Yara International (NOK)                              21,649        363

                                                                     17,688

 Construction Materials 0.2%
 Boral (AUD) ss.                                      159,592       877

 Cemex (MXN)                                           166,266       789

 Holcim (CHF)                                          4,479         290

                                                                      1,956

 Containers & Packaging 0.1%
 Chesapeake Corp. ss.                                  5,200         101

 DS Smith (GBP)                                        122,533       361

 Smurfit-Stone Container *                             1,500         17

                                                                     479

 Metals & Mining 1.3%
 Alcoa                                                 49,316        1,321

 Anglo American (GBP)                                  26,284        666

 BHP Billiton (AUD)                                    34,900        544

 BlueScope Steel (AUD)                                 129,459       914

 Corus Group (GBP) *                                   449,920       386

 Gibraltar Industries ss.                              4,100         88

 Lihir Gold (AUD) *                                    58,920        59

 Meridian Gold *ss.                                    12,600        238

 Nippon Steel (JPY) ss.                                282,000       826

 Nucor                                                 60,500        3,417

 Phelps Dodge                                          52,800        5,678

 SSAB Svenskt Stal, Series A (SEK) ss.                 31,989        881

                                                                     15,018

 Paper & Forest Products 0.3%
 Buckeye Technologies *ss.                            14,000        123

 MeadWestvaco                                          47,100        1,364

 UPM-Kymmene (EUR)                                     7,991         160

 Weyerhaeuser                                          32,800        2,133

                                                                     3,780

 Total Materials                                                     38,921

 TELECOMMUNICATION SERVICES 1.8%
 Diversified Telecommunication Services 0.4%
 China Telecom (HKD)                                   695,000       259

 Compania de Telecomunics Chile ADR ss.                21,500        248

 Eircom Group (EUR)                                    196,573       457

 Tele Danmark (DKK)                                    19,701        1,047

 Tele Norte Leste ADR ss.                              22,700        342

 Telenor ASA (NOK)                                     113,372       1,042

 Telus (Non-voting shares)                             45,700        1,689

                                                                     5,084

 Wireless Telecommunication Services 1.4%
 America Movil ADR, Series L                           104,700       2,303

 American Tower Systems, Class A *ss.                  67,922        1,619

 Bouygues (EUR)                                        17,597        785

 China Unicom (HKD)                                    136,000       112

 KDDI (JPY)                                            108           571

 MobilCom AG (EUR) ss.                                 14,219        350

 Nextel Partners, Class A *ss.                         18,400        483

 SBA Communications *ss.                               3,500         53

 Sprint Nextel                                         272,839       7,075

 Starhub (SGD)                                         219,000       257

 Vodafone ADR                                          77,300        2,106

                                                                     15,714

 Total Telecommunication Services                                    20,798

 UTILITIES 1.7%
 Electric Utilities 0.8%
 Cleco ss.                                             6,700         154

 E.ON AG (EUR)                                         21,251        2,033

 El Paso Electric *ss.                                 5,100         107

 Exelon                                                47,500        2,560

 FirstEnergy                                           49,756        2,539

 Hong Kong Electric (HKD)                              38,000        184

 Iberdrola,  (EUR) ss.                                 23,854        614

 TEPCO (JPY)  ss.                                      16,200        398

 Unisource Energy ss.                                  8,900         296

                                                                     8,885

 Gas Utilities 0.1%
 Southwest Gas ss.                                     4,300         118

 Toho Gas (JPY) ss.                                    131,000       536

                                                                     654

 Independent Power Producers & Energy Traders 0.7%
 Black Hills ss.                                       3,000         125

 Constellation Energy Group                            34,000        1,998

 TXU                                                   61,600        5,976

                                                                     8,099

 Multi-Utilities 0.1%
 Australian Gas Light (AUD)                            19,159        205

 Centrica (GBP)                                        151,673       682

 United Utilities (GBP)                                29,917        346

                                                                     1,233

 Total Utilities                                                     18,871

 Total Common Stocks (Cost $582,539)                                 775,893

 PREFERRED STOCKS 0.1%
 Fresenius (EUR)                                       3,223         418

 Total Preferred Stocks (Cost $154)                                  418

 CORPORATE BONDS 4.1%
 ABN Amro Bank (Chicago), 7.125%, 6/18/07              300,000       315

 ACE INA Holdings, 5.875%, 6/15/14                     330,000       346

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     575,000       585
5/30/07
 Alabama Power, VR, 4.026%, 8/25/09                    295,000       296

 Alcan Aluminum, 5.00%, 6/1/15                         525,000       530

 Allstate Financial Global Funding
 144A, 5.25%, 2/1/07                                   285,000       289

 Amerada Hess, 7.875%, 10/1/29                         260,000       331

 America Movil, 5.50%, 3/1/14                          245,000       244

 Amgen, 4.00%, 11/18/09                                440,000       435

 AOL Time Warner, 7.625%, 4/15/31                      325,000       397

 Archstone-Smith Operating Trust, 5.25%, 5/1/15        370,000       376

 AT&T Broadband, 8.375%, 3/15/13                       440,000       534

 AT&T Wireless, 8.75%, 3/1/31                          320,000       452

 Atmos Energy, 4.00%, 10/15/09                         400,000       389

 Baker Hughes, 6.875%, 1/15/29                         450,000       565

 Bank of America, 4.875%, 9/15/12                      530,000       541

 Bank of America Capital Trust, 5.625%, 3/8/35         410,000       420

 Bank One, 5.25%, 1/30/13                              550,000       565

 BB&T, 6.50%, 8/1/11                                   145,000       160

 Belo, 8.00%, 11/1/08                                  80,000        87

 Black Hills, 6.50%, 5/15/13                           320,000       342

 Bunge Limited Finance, 4.375%, 12/15/08               405,000       403

 Canadian National Railway, 6.25%, 8/1/34              435,000       508

 Capital One Bank, 6.50%, 6/13/13                      235,000       258

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        310,000       321

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        330,000       327

 Centerpoint Energy, 7.25%, 9/1/10                     275,000       304

 Centex, 5.45%, 8/15/12                                400,000       403

 CIT Group, 5.00%, 2/1/15                              630,000       635

 Clear Channel Communications, 7.65%, 9/15/10          400,000       440

 Comcast, 5.65%, 6/15/35                               230,000       226

 ConocoPhillips, 5.90%, 10/15/32                       500,000       565

 Countrywide Home Loans, 4.125%, 9/15/09               570,000       560

 CVS, 4.00%, 9/15/09                                   225,000       222

 DaimlerChrysler, 6.50%, 11/15/13                      425,000       457

 Deutsche Telekom International Finance, STEP
 8.75%, 6/15/30                                        290,000       386

 Developers Diversified Realty, 3.875%, 1/30/09        285,000       278

 Devon Financing, 7.875%, 9/30/31                      280,000       365

 Diamond Offshore Drilling
 5.15%, 9/1/14                                         260,000       265

 144A, 4.875%, 7/1/15                                  260,000       259

 Dow Chemical, 6.125%, 2/1/11                          245,000       264

 Duke Capital
 4.302%, 5/18/06                                       195,000       195

 6.25%, 2/15/13                                        340,000       368

 Encana Holdings Finance, 5.80%, 5/1/14                425,000       455

 EOP Operating, 4.65%, 10/1/10                         290,000       289

 ERAC USA Finance, 144A, 5.60%, 5/1/15                 315,000       321

 Exelon Generation, 5.35%, 1/15/14                     515,000       534

 FirstEnergy, 6.45%, 11/15/11                          400,000       433

 Ford Motor Credit
 5.80%, 1/12/09                                        1,115,000     1,066

 VR, 4.74%, 11/16/06                                   215,000       214

 France Telecom, STEP, 8.00%, 3/1/11                   310,000       359

 Franklin Resources, 3.70%, 4/15/08                    110,000       108

 Fund American Companies, 5.875%, 5/15/13              385,000       396

 Genentech, 144A, 4.75%, 7/15/15                       335,000       338

 General Electric Capital, 6.00%, 6/15/12              370,000       400

 General Motors Acceptance Corp., 8.00%, 11/1/31       265,000       247

 Genworth Financial, 5.75%, 6/15/14                    390,000       416

 GlaxoSmithKline Capital, 5.375%, 4/15/34              265,000       281

 Goldman Sachs Capital I, 6.345%, 2/15/34              815,000       882

 GTECH Holdings, 4.50%, 12/1/09                        485,000       481

 Harrah's Operating, 5.50%, 7/1/10                     205,000       211

 HBOS, 144A, 6.00%, 11/1/33                            345,000       383

 Highmark, 144A, 6.80%, 8/15/13                        320,000       351

 HSBC Finance, 5.00%, 6/30/15                          455,000       456

 Huntington National Bank, 4.375%, 1/15/10             400,000       397

 International Lease Finance, 6.375%, 3/15/09          380,000       402

 International Speedway, 4.20%, 4/15/09                185,000       182

 iStar Financial, 5.125%, 4/1/11                       365,000       364

 John Deere Capital, 7.00%, 3/15/12                    370,000       422

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            190,000       217

 Kraft Foods, 5.625%, 11/1/11                          375,000       396

 Kroger, 8.05%, 2/1/10                                 410,000       461

 Legg Mason, 6.75%, 7/2/08                             190,000       202

 Lehman Brothers Holdings, 3.50%, 8/7/08               525,000       513

 Lennar, 144A, 5.60%, 5/31/15                          310,000       312

 MBNA America Bank, 4.625%, 8/3/09                     430,000       434

 McCormick, 6.40%, 2/1/06                              775,000       782

 MDC Holdings, 5.50%, 5/15/13                          510,000       512

 MetLife, 6.125%, 12/1/11                              485,000       524

 Motorola, 5.80%, 10/15/08                             380,000       394

 Nationwide Financial Services, 5.90%, 7/1/12          435,000       464

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     220,000       233

 Newmont Mining, 5.875%, 4/1/35                        420,000       435

 News America, 6.20%, 12/15/34                         230,000       240

 NLV Financial, 144A, 7.50%, 8/15/33                   245,000       285

 Norfolk Southern, 6.00%, 4/30/08                      455,000       473

 Northern Trust, 4.60%, 2/1/13                         215,000       217

 NVR, 5.00%, 6/15/10                                   300,000       298

 Pacific Gas & Electric, 6.05%, 3/1/34                 320,000       351

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            155,000       156

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      265,000       300

 144A, VR, 4.71%, 6/15/10                              400,000       412

 Petro Canada, 5.95%, 5/15/35                          365,000       380

 Pinnacle West Capital, 6.40%, 4/1/06                  300,000       303

 PPL Capital Funding, 4.33%, 3/1/09                    415,000       410

 Praxair, 2.75%, 6/15/08                               345,000       331

 Principal Life Global Funding, 144A, 5.125%, 10/15/13 375,000       388

 Progress Energy, 6.75%, 3/1/06                        245,000       248

 Prudential Financial, 3.75%, 5/1/08                   300,000       296

 Public Service of New Mexico, 4.40%, 9/15/08          325,000       323

 Pulte Homes, 7.875%, 8/1/11                           300,000       339

 Residential Capital, 144A, 6.375%, 6/30/10            110,000       112

 Rogers Cable, 5.50%, 3/15/14                          330,000       310

 SBC Communications, 6.25%, 3/15/11                    400,000       432

 Sealed Air, 144A, 5.375%, 4/15/08                     315,000       319

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 165,000       193

 Simon Property Group, 3.75%, 1/30/09                  370,000       360

 SLM Corporation, VR
 3.85%, 1/26/09                                        435,000       436

 4.64%, 4/1/09                                         310,000       306

 Sprint Capital, 6.875%, 11/15/28                      600,000       688

 Target, 4.00%, 6/15/13                                525,000       511

 Telecom Italia Capital, 5.25%, 11/15/13               315,000       322

 Telofonos De Mexico, 5.50%, 1/27/15                   280,000       279

 Telus, 8.00%, 6/1/11                                  525,000       610

 TGT Pipeline, 144A, 5.50%, 2/1/17                     100,000       100

 Transamerica Capital, 144A, 7.65%, 12/1/26            175,000       209

 Transocean, 7.50%, 4/15/31                            230,000       302

 U.S. Bancorp, 4.50%, 7/29/10                          525,000       528

 United Air Lines, ETC, 9.20%, 3/22/08                 169,007       79

 United Technologies, 5.40%, 5/1/35                    330,000       344

 Verizon Global Funding, 7.75%, 12/1/30                320,000       412

 Wachovia
 5.50%, 8/1/35                                         240,000       246

 6.40%, 4/1/08                                         150,000       158

 Webster Financial, 5.125%, 4/15/14                    395,000       400

 Wells Fargo, VR, 3.512%, 3/23/07                      475,000       475

 Westar Energy, 5.10%, 7/15/20                         205,000       205

 Western Power Distribution Holdings, 144A
 6.875%, 12/15/07                                      215,000       222

 WM Wrigley, 4.65%, 7/15/15                            160,000       162

 Yum! Brands, 7.70%, 7/1/12                            400,000       470

 Total Corporate Bonds (Cost $46,189)                                47,415

 ASSET-BACKED SECURITIES 1.0%
 BankBoston Home Equity Loan Trust
 Series 1998-1, Class A6, 6.35%, 2/25/13               566,485       580

 Capital One Multi-Asset Execution Trust
 Series 2004, ClassA8, VR, 3.701%, 8/15/14             2,050,000     2,056

 Series 2005, Class A7, 4.70%, 6/15/15                 1,025,000     1,042

 Chase Funding Mortgage Loan
 Series 2002-2, Class 1M1, 5.599%, 9/25/31             150,000       150

 Chase Issuance Trust, Series 2005, Class A7, 4.55%
 3/15/13                                               1,050,000     1,060

 Chase Manhattan Auto Owner Trust
 Series 2003-A, Class A4, 2.06%, 12/15/09              610,000       594

 Citibank Credit Card Issuance Trust
 Series 2005, Class C3, VR, 3.981%, 7/15/14            550,000       552

 Countrywide Asset-Backed Certificates
 Series 2003-5, Class AF3, 3.613%, 4/25/30             294,602       293

 Credit-Based Asset Services and Securities Trust
 Series 2005-CB5, Class AF2, VR, 4.831%, 8/25/35       375,000       377

 GE Equipment Small Ticket
 Series 2005-1A, Class A4, 144A, 4.51%, 12/22/14       675,000       678

 MBNA Credit Card Master Note Trust
 Series 2005, Class A6, 4.128%, 1/15/13                490,000       493

 New Century Home Equity Loan Trust
 Series 2005-A, Class A6, VR, 4.954%, 8/25/35          1,071,000     1,067

 Series 2005-A, Class M2, VR, 5.344%, 8/25/35          395,000       393

 Peco Energy Transition Trust
 Series 2001-A, Class A1, 6.52%, 12/31/10              925,000       1,007

 PSE&G Transition Funding, Series 2001-1, Class A6
 6.61%, 6/15/15                                        225,000       252

 Reliant Energy Transition Bond
 Series 2001-1, Class A4, 5.63%, 9/15/15               775,000       821

 WFS Financial Owner Trust
 Series 2004-1, Class A4, 2.81%, 8/22/11               590,000       578

 Total Asset-Backed Securities (Cost $11,935)                        11,993

 NON-U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 1.4%
 Banc of America Commercial Mortgage
 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36         700,000       703

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        184,056       182

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.273%, 1/25/34    1,005,277     1,011

 Series 2004-1, Class 3A2, CMO, VR, 4.953%, 10/25/34   357,040       356

 Series 2004-A, Class 2A2, CMO, VR, 4.128%, 2/25/34    575,609       576

 Series 2004-D, Class 2A2, CMO, VR, 4.209%, 5/25/34    421,122       417

 Series 2004-H, Class 2A2, CMO, VR, 4.782%, 9/25/34    334,594       337

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41     137,648       136

 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41        1,700,000     1,682

 Series 2005-PWR8, Class A4, 4.674%, 6/11/41           1,125,000     1,121

 Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42       645,659       645

 Citigroup Commercial Mortgage Trust
 Series 2004-C2, Class A1, CMO, 3.787%, 10/15/41       946,176       936

 Commercial Mortgage
 Series 2005-LP5, Class A1, CMO, PTC, 4.235%, 5/10/43  616,827       616

 DLJ Commercial Mortgage
 Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32       200,000       218

 GE Capital Commercial Mortgage
 Series 2001-1, Class A2, CMO, 6.531%, 3/15/11         815,000       891

 GMAC Commercial Mortgage Securities
 Series 2001-C2, Class A2, CMO, 6.70%, 4/15/34         1,125,000     1,241

 Greenwich Capital Commercial Funding
 Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36      705,272       697

 Series 2005-GG3, Class AAB, CMO, VR, 4.619%, 8/10/42  275,000       275

 J.P. Morgan Chase Commercial Mortgage Securities
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      723,962       751

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       885,000       957

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29        1,000,000     962

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    950,000       953

 Washington Mutual
 Series 2004-AR1, Class A, CMO, VR, 4.229%, 3/25/34    331,098       321

 Total Non-U.S. Government Mortgage-Backed Securities
 (Cost $16,114)                                                      15,984

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES 1.1%
 Asian Development Bank, 6.25%, 6/15/11 (AUD)          2,145,000     1,686

 Bundesrepublic, 3.25%, 4/9/10 (EUR)                   3,555,000     4,516

 European Investment Bank, 5.75%, 9/15/09 (AUD)        1,875,000     1,430

 Federal Republic of Germany, 5.00%, 1/4/12 (EUR)      855,000       1,190

 Government of Canada, 5.25%, 6/1/12 (CAD)             3,405,000     3,149

 Republic of Italy, 5.875%, 8/14/08 (AUD)              325,000       248

 Republic of South Africa, 6.50%, 6/2/14 ss.           525,000       581

 United Mexican States, 6.375%, 1/16/13                390,000       421

 Total Foreign Government Obligations & Municipalities
 (Cost $12,269)                                                      13,221

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 7.6%
 U.S. Government Agency Obligations +/- 6.8%
 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 4/1/35                               1,572,400     1,543

 5.00%, 12/1/08 - 8/1/35                               3,277,504     3,276

 5.50%, 12/1/33                                        371,223       375

 6.00%, 4/1/24 - 3/1/33                                3,300,389     3,379

 6.50%, 10/1/08 - 7/1/35                               1,466,714     1,514

 7.00%, 10/1/08 - 6/1/32                               298,899       313

 ARM
 4.545%, 9/1/05                                        725,000       709

 4.577%, 9/6/32                                        179,301       178

 4.721%, 9/1/05                                        650,000       643

 CMO
 4.50%, 3/15/16                                        1,950,000     1,939

 5.00%, 10/15 - 11/15/27                               1,975,000     1,996

 5.50%, 4/15/28                                        1,625,000     1,654

 CMO, IO
 4.50%, 6/15/11 - 4/15/18                              1,753,427     161

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 7/1/35                                13,592,600    13,386

 5.00%, 10/1/18 - 7/1/35                               3,459,899     3,477

 5.50%, 1/1/17 - 12/1/34                               21,058,128    21,334

 6.00%, 10/1/13 - 11/1/34                              12,614,704    12,958

 6.50%, 8/1/08 - 11/1/34                               2,971,022     3,069

 7.00%, 2/1/30 - 4/1/32                                148,668       156

 8.00%, 5/1/07 - 6/1/10                                5,267         6

 8.50%, 8/1/06 - 11/1/21                               1,798         2

 CMO
 2.91%, 11/25/33                                       125,960       126

 3.50%, 4/25/13                                        600,000       591

 5.00%, 3/25/15                                        1,175,000     1,181

 7.25%, 5/25/20                                        280,748       290

 CMO, IO
 5.50%, 11/25/28                                       290,988       19

 6.50%, 2/1/32                                         158,909       31

 ARM, 4.70%, 9/1/05                                    875,000       866

 TBA, 5.00%, 1/1/33                                    2,537,000     2,517

                                                                    77,689

 U.S. Government Obligations 0.8%
 Government National Mortgage Assn.
 5.00%, 7/15 - 9/15/33                                 5,587,891     5,623

 5.50%, 1/20 - 5/20/34                                 1,338,332     1,363

 6.00%, 5/15/17 - 1/20/35                              1,029,570     1,059

 6.50%, 1/15/26 - 2/15/29                              175,734       184

 7.00%, 3/15/13 - 9/20/27                              313,621       328

 7.50%, 2/15/16 - 1/15/30                              116,385       124

 8.00%, 9/15/22 - 10/20/25                             63,629        68

 CMO, 2.946%, 9/6/05                                   510,000       491

                                                                     9,240

 Total U.S. Government & Agency Mortgage-Backed
 Securities
 (Cost $86,941)                                                      86,929

 U.S. GOVERNMENT AGENCY
 OBLIGATIONS (EXCLUDING MORTGAGE- BACKED) 8.9%
 U.S. Government Agency Obligations +/- 1.1%
 Federal Home Loan Bank, 5.75%, 5/15/12                1,975,000     2,152

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                    325,000       316

 4.625%, 2/15/07 (EUR)                                 1,210,000     1,542

 5.125%, 7/15/12 ss.                                   215,000       226

 Federal National Mortgage Assn.
 3.25%, 8/15/08 ss.                                    330,000       322

 3.375%, 12/15/08 ss.                                  3,065,000     2,997

 4.375%, 9/15/12 ss.                                   860,000       869

 6.00%, 5/15/11 ss.                                    1,685,000     1,836

 7.125%, 6/15/10 - 1/15/30 ss.                         1,610,000     2,109

 Resolution Funding, 8.125%, 10/15/19                  210,000       289

                                                                     12,658

 U.S. Treasury Obligations 7.8%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                     510,000       598

 6.00%, 2/15/26 ss.                                      2,420,000     2,969

 6.125%, 8/15/29 ss.                                     165,000       210

 6.25%, 8/15/23 - 5/15/30 ss.                            1,945,000     2,488

 6.375%, 8/15/27 ss.                                     1,515,000     1,953

 7.50%, 11/15/16 ss.                                     2,160,000     2,807

 7.625%, 2/15/25 ss.                                     245,000       351

 8.50%, 2/15/20 ss.                                      1,970,000     2,869

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/1/25 ss.                                      2,084,297     2,261
 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14 ss.                                      2,595,052     2,679

 3.625%, 1/15/08 ss.                                     656,122       696

 U.S. Treasury Notes
 1.50%, 3/31/06 ss.                                      280,000       276

 3.25%, 8/15/07 ss.                                      1,850,000     1,830

 3.375%, 11/15 - 12/15/08 ss.                            13,540,000    13,348

 3.50%, 11/15/06 - 2/15/10 ss.                           16,840,000    16,760

 3.625%, 6/30/07 ss.                                     9,100,000     9,066

 4.00%, 6/15/09 ss.                                      6,770,000     6,812

 4.25%, 11/15/13 ss.                                     5,080,000     5,170

 4.75%, 5/15/14 ss.                                      4,105,000     4,325

 5.00%, 8/15/11 ss.++                                    1,965,000     2,076

 5.75%, 8/15/10 ss.                                      8,915,000     9,662

                                                                      89,206

 Total U.S. Government Agency Obligations
 (excluding Mortgage-Backed) (Cost $99,425)                          101,864

 MUNICIPAL BONDS 0.5%
 Atlanta Airport, 5.00%, 1/1/33 (FSA Insured)          755,000       799

 California, GO
 5.25%, 4/1/34                                         205,000       226

 Economic Recovery, 5.00%, 7/1/16                      200,000       215

 Clark County School Dist., GO
 5.00%, 6/15/18 (MBIA Insured)                         390,000       424

 District of Columbia, GO, 5.00%, 6/1/16 (MBIA Insured)505,000       549

 Houston, Water & Sewer, 5.25%, 5/15/16 (MBIA Insured) 630,000       699

 Kansas Dev. Fin. Auth., Public Employee Retirement
 5.501%, 5/1/34 (FSA Insured)                          240,000       259

 New York City, GO, 5.00%, 8/1/15                      600,000       652

 New York State Urban Dev. Corp., Corrections & Youth
 Fac., 5.25%, 1/1/21 (Tender 1/1/09)                   455,000       482

 North Carolina, GO, 5.25%, 3/1/13                     1,245,000     1,402

 Oregon, GO, Taxable Pension, 5.892%, 6/1/27           130,000       147

 Total Municipal Bonds (Cost $5,770)                                 5,854

 DOMESTIC BOND MUTUAL FUNDS 2.6%
 T. Rowe Price Institutional High Yield Fund, 7.15% p+ 2,790,241     29,911

 Total Domestic Bond Mutual Funds (Cost $29,249)                     29,911

 SHORT-TERM INVESTMENTS 5.8%
 Money Market Fund 5.8%
 T. Rowe Price Reserve Investment Fund, 3.58% #+       67,102,089    67,102

 Total Short-Term Investments (Cost $67,102)                         67,102

 SECURITIES LENDING COLLATERAL 14.2%
 Money Market Pooled Account 1.4%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.559% #                16,557,034    16,557

                                                                     16,557

 Money Market Trust 12.8%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 3.514% # 146,593,459   146,593

                                                                     146,593

 Total Securities Lending Collateral (Cost $163,150)                 163,150

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (12)

 Total Forward Currency Exchange Contracts                           (12)

 Total Investments in Securities
 114.7% of Net Assets (Cost $1,120,837)                $             1,319,722


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
ss.   All or a portion of this security is on loan at August
      31, 2005 - See Note 2
 +/- The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
      government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2005.
 +    Affiliated company - See Note 4
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $6,310 and represents 0.5% of net assets
 ADR  American Depository Receipts
 ARM  Adjustable Rate Mortgage
 AUD  Australian dollar
 CAD  Canadian dollar
 CHF  Swiss franc
 CMO  Collateralized Mortgage Obligation
 DKK  Danish krone
 ETC  Equipment Trust Certificate
 EUR  Euro
 FSA  Financial Security Assurance Inc.
 GBP  British pound
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 GO   General Obligation
 HKD  Hong Kong dollar
 IO Interest Only security for which the fund receives interest on notional principal (par)
 JPY  Japanese yen
 KRW  South Korean won
 MBIA MBIA Insurance Corp.
 MXN  Mexican peso
 NOK  Norwegian krone
 NZD  New Zealand dollar
 PTC  Pass-Through Certificate
 REIT Real Estate Investment Trust
 SEK  Swedish krona
 SGD  Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate; rate shown is effective rate at period-end


 T. Rowe Price Personal Strategy Balanced Fund
 (2) Open Futures Contracts at August 31, 2005 were as follows:
 ($ 000s)
                                                           Contract Unrealized
                                             Expiration    Value    Gain (Loss)
 Short, 25 U.S Treasury five year notes
 contracts, $60 par of 5.00% U.S.  Treasury
 Notes pledged as initial margin             12/05        $ (2,709) $      (7)

 Net payments (receipts) of variation
 margin to date                                                            (5)

 Variation margin receivable (payable)
 on open futures contracts                                          $     (12)

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Personal Strategy Balanced Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Forward Commitments and Dollar Rolls
At August 31, 2005, the fund held To Be Announced (TBA) mortgage backed securities purchased on a forward commitment basis, with payment and delivery at an agreed-upon later date. The fund purchases TBAs with the intention of taking possession of the underlying mortgage securities. The fund may also enter dollar roll transactions, in which it sells a mortgage-backed security and simultaneously purchases a similar, but not identical, TBA with the same issuer, coupon, and terms. Losses may occur due to changes in market conditions or the failure of counterparties to perform under the contracts, and actual mortgages received may be less favorable than those anticipated by the fund.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2005, the value of loaned securities was $161,505,000; aggregate collateral consisted of $163,150,000 in money market pooled accounts and U.S. government securities valued at $2,006,000.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $1,120,837,000. Net unrealized gain aggregated $198,889,000 at period-end, of which $209,926,000 related to appreciated investments and $11,037,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $618,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $67,102,000 and $67,204,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Balanced Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended August 31, 2005, purchases and sales of High Yield Fund were $661,000 and $5,474,000, respectively. Investment income during the period was $587,000. At August 31, 2005 and May 31, 2005, the value of shares of High Yield Fund held were $29,911,000 and $33,990,000, respectively.





 T. Rowe Price Personal Strategy Growth Fund
 Unaudited                                                 August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)

 COMMON STOCKS 86.5%
 CONSUMER DISCRETIONARY 12.2%
 Auto Components 0.2%
 Autoliv GDR (SEK) ss.                                 13,000        579

 Bridgestone (JPY)                                     17,000        336

 GKN (GBP)                                             52,449        273

 Keystone Automotive *ss.                              4,900         148

 Koito Manufacturing (JPY)                             26,000        281

 Strattec Security *ss.                                1,400         72

 TRW Automotive *                                      5,200         153

                                                                     1,842

 Automobiles 0.5%
 Bayerische Motoren Werke (EUR)                        11,180        505

 Ford Motor                                            181,400       1,809

 Honda (JPY)                                           7,500         402

 Renault (EUR) ss.                                     6,071         539

 Toyota Motor (JPY)                                    29,400        1,202

 Winnebago ss.                                         700           21

                                                                     4,478

 Distributors 0.0%
 Cycle & Carriage (SGD)                                9,758         65

 Pacific Brands (AUD)                                  96,571        201

                                                                     266

 Diversified Consumer Services 0.5%
 Apollo Group, Class A *                               51,700        4,066

 Corinthian Colleges *ss.                              10,000        127

 Education Management *                                2,800         95

 Matthews International, Class A ss.                   10,600        424

                                                                     4,712

 Hotels, Restaurants & Leisure 1.9%
 Applebee's                                            5,662         125

 BJ's Restaurants *ss.                                 6,200         132

 Carnival                                              82,500        4,071

 CEC Entertainment *                                   3,000         103

 Harrah's Entertainment                                24,100        1,676

 International Game Technology                         75,600        2,096

 Marriott, Class A                                     25,200        1,593

 McDonald's                                            35,400        1,149

 Mitchells & Butlers (GBP)                             47,262        312

 Panera Bread, Class A *                               4,000         223

 PF Chang's China Bistro *ss.                          3,100         159

 Red Robin Gourmet Burgers *ss.                        1,700         82

 Ruby Tuesday ss.                                      3,400         75

 Sonic *                                               9,662         296

 Starwood Hotels & Resorts Worldwide, Equity Units     39,700        2,314

 Texas Roadhouse, Class A *                            800           26

 The Cheesecake Factory *ss.                           9,450         299

 Wynn Resorts *ss.                                     33,900        1,618

                                                                     16,349

 Household Durables 1.1%
 Alpine Electronics (JPY)                              11,100        174

 Fortune Brands                                        13,300        1,157

 Goldcrest Company (JPY) ss.                           4,840         318

 Harman International                                  6,600         682

 Jarden *ss.                                           9,500         377

 Newell Rubbermaid ss.                                 185,400       4,344

 Persimmon (GBP) ss.                                   24,616        369

 Philips Electronics (EUR)                             11,548        304

 Pioneer (JPY) ss.                                     15,300        237

 Sony (JPY) ss.                                        19,000        636

 THOMSON Multimedia (EUR) ss.                          25,473        571

                                                                     9,169

 Internet & Catalog Retail 0.6%
 Amazon.com *ss.                                       44,100        1,883

 eBay *                                                52,300        2,118

 Expedia *                                             25,550        569

 J. Jill Group *ss.                                    9,900         175

 priceline.com *ss.                                    4,800         103

                                                                     4,848

 Leisure Equipment & Products 0.3%
 Brunswick                                             8,900         392

 Eastman Kodak ss.                                     64,100        1,562

 MarineMax *ss.                                        5,100         145

 Nikon (JPY) ss.                                       19,000        224

 Polaris Industries ss.                                600           32

 SCP Pool                                              5,375         197

                                                                     2,552

 Media 3.5%
 Aegis Group (GBP)                                     202,547       425

 Comcast
 Class A *                                             139,957       4,304

 Special Class A *                                     86,000        2,595

 Disney                                                91,800        2,313

 Emmis Communications *ss.                             5,200         125

 Entercom Communications *ss.                          3,800         127

 Gestevision Telecino (EUR)                            9,531         222

 Getty Images *ss.                                     1,500         128

 Liberty Media, Class A *                              120,100       998

 McGraw-Hill                                           21,200        1,022

 New York Times, Class A ss.                           115,200       3,678

 News Corp., Class A                                   142,800       2,315

 Omnicom                                               14,100        1,134

 Publicis (EUR) ss.                                    16,757        558

 Rogers Communications, Class B *                      35,500        1,318

 Scholastic *ss.                                       9,900         361

 Scripps, Class A                                      41,000        2,050

 Singapore Press (SGD)                                 87,000        235

 Time Warner *                                         173,900       3,116

 Viacom, Class B                                       67,288        2,287

 WPP Group (GBP)                                       34,934        361

 WPP Group ADR                                         3,900         202

 Young Broadcasting *ss.                               3,500         15

                                                                     29,889

 Multiline Retail 1.4%
 Big Lots *ss.                                         6,100         72

 Kohl's *                                              65,400        3,430

 Nordstrom                                             101,000       3,392

 Target                                                91,200        4,902

                                                                     11,796

 Specialty Retail 2.1%
 AC Moore Arts & Crafts *ss.                           2,800         64

 AnnTaylor Stores *ss.                                 15,750        403

 Aoyama Trading (JPY)                                  4,700         128

 Best Buy                                              54,300        2,588

 Charles Voegele (CHF)                                 2,568         209

 Christopher & Banks ss.                               7,375         119

 Dixons Group (GBP)                                    90,035        246

 DSW, Class A *                                        2,200         49

 Esprit Holdings (HKD)                                 38,500        284

 Gymboree *ss.                                         9,900         152

 Home Depot                                            229,150       9,239

 Hot Topic *ss.                                        12,200        189

 Kesa Electricals (GBP)                                24,012        113

 Linens 'n Things *ss.                                 4,900         116

 Monro Muffler Brake ss.                               6,000         179

 Nobia (SEK)                                           13,808        244

 RadioShack ss.                                        132,800       3,328

 Select Comfort *ss.                                   5,700         110

 The Finish Line, Class A ss.                          3,800         55

 Zumiez *ss.                                           1,800         59

                                                                     17,874

 Textiles, Apparel, & Luxury Goods 0.1%
 Adidas-Salomon (EUR)                                  1,741         311

 Columbia Sportswear *ss.                              4,200         195

 Culp *                                                2,000         9

 Warnaco Group *ss.                                    12,900        323

                                                                     838

 Total Consumer Discretionary                                        104,613

 CONSUMER STAPLES 6.5%
 Beverages 1.4%
 Asahi Breweries (JPY)                                 23,000        283

 Coca-Cola                                             173,500       7,634

 Kirin Brewery (JPY)                                   33,000        331

 Lion Nathan (NZD)                                     38,427        230

 PepsiCo                                               56,400        3,093

 Pernod-Ricard (EUR) ss.                               655           114

                                                                     11,685

 Food & Staples Retailing 2.2%
 Casey's General Stores ss.                            17,100        346

 Casino Guichard-Perrachon (EUR) ss.                   6,150         432

 Coles Myer (AUD)                                      50,703        379

 CVS                                                   257,100       7,551

 J Sainsbury (GBP)                                     46,901        240

 Matsumotokiyoshi (JPY) ss.                            7,200         215

 METRO (EUR)                                           17,673        898

 Organizacion Soriana, Series B (MXN) *                80,100        313

 Performance Food Group *ss.                           9,700         300

 Sysco                                                 45,000        1,502

 Tesco (GBP)                                           78,524        463

 Wal-Mart                                              122,600       5,512

 Wal-Mart de Mexico, Series V (MXN)                    135,000       586

 Wild Oats Markets *ss.                                7,200         87

 York-Benimaru (JPY) ss.                               5,600         166

                                                                     18,990

 Food Products 0.9%
 American Italian Pasta, Class A ss.                   3,300         36

 Associated British Foods (GBP)                        27,597        422

 Campbell Soup                                         61,900        1,820

 General Mills                                         62,520        2,883

 Koninklijke Wessanen GDS (EUR) ss.                    19,613        316

 Nestle (CHF)                                          3,657         1,028

 RHM (GBP) *                                           71,600        412

 Seneca Foods
 Class A *                                             2,200         39

 Class B *                                             700           12

 Unilever (GBP)                                        77,283        780

                                                                     7,748

 Household Products 0.6%
 Colgate-Palmolive                                     73,600        3,864

 Procter & Gamble                                      25,700        1,426

                                                                     5,290

 Personal Products 0.4%
 Chattem *ss.                                          1,400         54

 Gillette                                              64,400        3,469

 L'Oreal (EUR)                                         1,883         152

                                                                     3,675

 Tobacco 1.0%
 Altria Group                                          99,050        7,003

 UST                                                   37,600        1,600

                                                                     8,603

 Total Consumer Staples                                              55,991

 ENERGY 6.6%
 Energy Equipment & Services 2.7%
 Baker Hughes                                          153,200       9,001

 BJ Services                                           17,100        1,079

 FMC Technologies *                                    12,800        515

 Grant Prideco *                                       23,900        881

 Hanover Compressor *ss.                               10,500        159

 Hydril *                                              2,400         164

 Key Energy Services *ss.                              5,500         78

 Lone Star Technologies *                              3,100         171

 Saipem (EUR)                                          14,372        242

 Schlumberger                                          68,400        5,898

 Seacor Holdings *ss.                                  6,600         472

 Smith International                                   107,200       3,724

 Superior Well Services *ss.                           600           13

 Transocean *                                          17,700        1,045

 W-H Energy Services *                                 3,800         123

                                                                     23,565

 Oil, Gas & Consumable Fuels 3.9%
 Bill Barrett *ss.                                     10,600        358

 BP (GBP)                                              68,054        775

 BP ADR                                                76,794        5,251

 Chevron                                               82,780        5,083

 China Shenhua Energy (HKD) *                          227,500       253

 Eni S.p.A. (EUR)                                      48,599        1,441

 ExxonMobil                                            112,942       6,765

 Forest Oil *                                          11,500        517

 INPEX (JPY)                                           22            174

 Marathon Oil                                          45,800        2,945

 Murphy Oil                                            19,200        1,049

 Neste Oil (EUR) *                                     4,200         141

 Noble Energy ss.                                      1,000         88

 Oil Search (AUD)                                      183,296       508

 OMV (EUR)                                             4,240         231

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 preference share) ss.             24,100        1,325

 Royal Dutch Shell, Series B (GBP)                     41,579        1,409

 Royal Dutch Shell ADR, Class B                        2,585         175

 Statoil ASA (NOK)                                     48,549        1,194

 TonenGeneral Sekiyu (JPY) ss.                         19,000        209

 Total (EUR)                                           6,887         1,814

 Total ADR                                             10,800        1,424

                                                                     33,129

 Total Energy                                                        56,694

 FINANCIALS 17.2%
 Capital Markets 4.5%
 Affiliated Managers Group *ss.                        4,000         290

 AmeriTrade *                                          119,100       2,370

 Bank of New York                                      14,200        434

 Charles Schwab                                        177,250       2,398

 Credit Suisse Group (CHF)                             18,621        811

 Franklin Resources                                    57,700        4,641

 Goldman Sachs                                         27,400        3,046

 Investors Financial Services ss.                      5,500         193

 Legg Mason                                            41,350        4,322

 Macquarie Bank (AUD) ss.                              18,397        877

 Mellon Financial                                      151,700       4,923

 Merrill Lynch                                         58,900        3,367

 Morgan Stanley                                        14,400        732

 National Financial Partners                           2,700         118

 Northern Trust                                        64,900        3,235

 Piper Jaffray *ss.                                    7,300         223

 State Street                                          119,400       5,771

 UBS (CHF)                                             6,100         501

                                                                     38,252

 Commercial Banks 3.6%
 ABN AMRO (EUR)                                        21,617        520

 Alliance & Leicester (GBP)                            25,213        392

 Allied Irish Banks (EUR)                              11,791        255

 Amegy Bancorp ss.                                     17,500        393

 Australia & New Zealand Banking (AUD)                 63,534        1,063

 Banca Intesa (EUR)                                    96,121        465

 Banco Santander Central Hispano (EUR)                 59,968        735

 Bank Austria Creditanstalt (EUR)                      6,277         711

 Bank of America                                       64,000        2,754

 Bank of Fukuoka (JPY) ss.                             35,000        223

 Bank of Ireland (EUR)                                 31,118        491

 Barclays (GBP)                                        145,921       1,457

 Barclays ADR ss.                                      400           16

 BNP Paribas (EUR) ss.                                 14,454        1,057

 Boston Private Financial ss.                          4,700         125

 Cascade Bancorp ss.                                   5,200         109

 Chittenden ss.                                        14,725        397

 Citizens Banking ss.                                  12,000        363

 DBS Group (SGD)                                       56,304        524

 Dexia (EUR)                                           14,657        321

 Glacier Bancorp ss.                                   8,442         251

 Grupo Financiero Banorte (MXN)                        180,908       1,480

 HBOS (GBP)                                            49,435        775

 HSBC (GBP)                                            34,332        553

 Mitsubishi Tokyo Financial (JPY)                      77            791

 National Australia Bank (AUD) ss.                     37,053        874

 NORDEA (SEK)                                          93,474        908

 Pinnacle Financial Partners *ss.                      1,500         38

 Provident Bankshares ss.                              7,000         239

 Royal Bank of Scotland (GBP)                          45,876        1,340

 S-E-Banken (SEK)                                      26,987        492

 Sandy Spring Bancorp ss.                              4,900         169

 Signature Bank *ss.                                   2,900         87

 Societe Generale (EUR)                                3,666         398

 Sumitomo Trust & Banking (JPY)                        120,000       836

 Svenska Handelsbanken, Series A (SEK)                 34,369        752

 Texas Capital Bancshares *ss.                         6,000         132

 The Bank of Yokohama (JPY)                            88,000        567

 U.S. Bancorp                                          113,400       3,314

 UniCredito (EUR)                                      75,228        430

 Valley National Bancorp ss.                           11,063        261

 Wells Fargo                                           50,000        2,981

 WestAmerica ss.                                       8,700         454

                                                                     30,493

 Consumer Finance 1.2%
 AIFUL (JPY)                                           6,150         473

 American Express                                      136,800       7,557

 SLM Corporation                                       50,600        2,517

                                                                     10,547

 Diversified Financial Services 1.6%
 Aktiv Kapital (NOK)                                   25,000        395

 Babcock & Brown (AUD) ss.                             44,532        625

 Citigroup                                             196,803       8,614

 ING Groep GDS (EUR)                                   20,854        609

 J.P. Morgan Chase                                     106,924       3,624

 Ricoh Leasing (JPY) ss.                               6,200         159

                                                                     14,026

 Insurance 4.8%
 AFLAC                                                 3,600         156

 Aioi Insurance (JPY)                                  51,000        288

 American International Group                          191,762       11,352

 Aspen Insurance Holdings                              9,600         261

 Assured Guaranty                                      14,000        314

 Aviva (GBP)                                           28,426        315

 AXA (EUR)                                             35,753        956

 Bristol West Holdings ss.                             8,500         148

 CNP Assurances (EUR) ss.                              8,346         577

 Friends Provident (GBP)                               73,180        230

 Genworth Financial, Class A                           80,000        2,574

 Hartford Financial Services                           41,900        3,061

 Horace Mann Educators ss.                             13,200        258

 Infinity Property & Casualty ss.                      7,300         237

 Insurance Australia (AUD)                             50,254        205

 Markel *ss.                                           800           260

 Marsh & McLennan                                      326,300       9,153

 Mitsui Sumitomo Insurance (JPY)                       33,000        337

 Ohio Casualty ss.                                     18,200        460

 PartnerRe                                             3,800         231

 QBE Insurance (AUD)                                   27,268        352

 SAFECO                                                64,100        3,342

 Selective Insurance ss.                               4,100         194

 St. Paul Companies                                    81,900        3,522

 Unipol (EUR) ss.                                      88,519        334

 W. R. Berkley                                         850           30

 Willis Group Holdings ss.                             9,200         322

 XL Capital                                            19,500        1,355

                                                                     40,824

 Real Estate 1.0%
 Arden Realty, REIT                                    5,400         206

 China Overseas Land & Investment (HKD) ss.            970,000       239

 EastGroup Properties, REIT ss.                        6,500         280

 Equity Lifestyle Properties, REIT ss.                 2,600         118

 Essex Property Trust, REIT                            800           70

 Federal Realty Investment Trust, REIT                 42,700        2,644

 Gables Residential Trust, REIT ss.                    5,800         253

 GPT Group, Equity Units (AUD)                         156,698       462

 LaSalle Hotel Properties, REIT                        3,700         125

 Mirvac Group (AUD)                                    44,275        127

 Parkway Properties, REIT ss.                          3,200         155

 Reckson Associates Realty, REIT                       1,592         53

 Simon Property Group, REIT                            41,440        3,152

 Sun Hung Kai Properties (HKD)                         35,000        355

 Washington SBI, REIT                                  7,100         220

 Wheelock (HKD)                                        97,000        167

                                                                     8,626

 Thrifts & Mortgage Finance 0.5%
 Bradford Bingley (GBP)                                74,764        438

 Fannie Mae                                            50,400        2,573

 First Niagra Financial ss.                            12,000        170

 Harbor Florida Bancshares ss.                         9,700         353

 Hypo Real Estate Holding (EUR)                        15,726        775

 Newalliance Bancshares ss.                            12,700        185

 Triad Guaranty *                                      2,200         93

                                                                     4,587

 Total Financials                                                    147,355

 HEALTH CARE 11.4%
 Biotechnology 2.0%
 Abgenix *ss.                                          800           9

 Alexion Pharmaceutical *ss.                           2,700         77

 Alkermes *ss.                                         7,700         145

 Amgen *                                               84,500        6,751

 Amylin Pharmaceuticals *ss.                           5,300         174

 Anadys Pharmaceuticals *ss.                           4,300         52

 Biogen Idec *                                         17,700        746

 Cephalon *ss.                                         2,905         118

 CSL Limited (AUD)                                     8,386         217

 Cubist Pharmaceuticals *ss.                           5,600         101

 CV Therapeutics *                                     900           24

 Cytogen *ss.                                          3,000         13

 Cytokinetics *ss.                                     100           1

 deCode genetics *ss.                                  4,400         43

 Exelixis *ss.                                         6,900         52

 Genentech *                                           44,500        4,180

 Gilead Sciences *                                     71,700        3,083

 InterMune *ss.                                        8,100         130

 Martek Biosciences *ss.                               4,500         229

 Memory Pharmaceuticals *ss.                           2,800         6

 Myriad Genetics *ss.                                  8,000         158

 Nektar Therapeutics *ss.                              1,300         22

 Neurocrine Biosciences *ss.                           2,800         128

 NPS Pharmaceuticals *ss.                              2,600         26

 ONYX Pharmaceuticals *ss.                             2,300         46

 Rigel Pharmaceuticals *                               4,400         89

 Theravance *ss.                                       1,200         25

 Trimeris *ss.                                         3,800         44

 Vertex Pharmaceuticals *ss.                           11,516        212

                                                                     16,901

 Health Care Equipment & Supplies 2.2%
 Advanced Neuromodulation Systems *ss.                 8,000         412

 Analogic ss.                                          3,300         165

 Baxter International                                  110,500       4,456

 Biomet                                                37,200        1,372

 DJ Orthopedics *ss.                                   6,000         167

 Edwards Lifesciences *                                3,900         172

 Elekta, Series B (SEK) *                              8,153         368

 Greatbatch *ss.                                       2,900         73

 Integra LifeSciences *ss.                             9,100         315

 Medtronic                                             89,100        5,079

 NuVasive *ss.                                         4,800         91

 ResMed *ss.                                           8,300         600

 St. Jude Medical *                                    45,300        2,079

 Steris                                                7,300         182

 Stryker                                               34,600        1,887

 Thoratec *ss.                                         5,300         87

 Wright Medical Group *ss.                             4,400         106

 Zimmer Holdings *                                     8,600         707

                                                                     18,318

 Health Care Providers & Services 3.3%
 Alliance UniChem (GBP)                                13,711        204

 AmerisourceBergen                                     52,600        3,928

 Caremark RX *                                         34,300        1,603

 Celesio (EUR)                                         5,273         462

 Henry Schein *                                        9,200         384

 LabOne *ss.                                           2,800         121

 LCA-Vision ss.                                        300           12

 Lifeline Systems *ss.                                 5,100         172

 LifePoint Hospitals *                                 1,200         55

 MWI Veterinary Supply *                               600           13

 Odyssey Healthcare *ss.                               6,200         104

 Quest Diagnostics                                     10,200        510

 Sunrise Senior Living *ss.                            10,000        594

 Symbion ss.                                           7,000         187

 United Surgical Partners International *ss.           11,850        454

 UnitedHealth Group                                    223,500       11,510

 VistaCare, Class A *ss.                               3,600         62

 WellChoice *                                          2,800         199

 WellPoint *                                           105,500       7,833

                                                                     28,407

 Pharmaceuticals 3.9%
 Abbott Laboratories                                   10,700        483

 AstraZeneca ADR                                       14,000        646

 Atherogenics *ss.                                     6,900         122

 Eisai (JPY)                                           9,700         369

 GlaxoSmithKline (GBP)                                 46,771        1,135

 GlaxoSmithKline ADR ss.                               6,600         321

 Hisamitsu Pharmaceutical (JPY) ss.                    10,000        264

 Inspire Pharmaceuticals *ss.                          8,900         80

 Johnson & Johnson                                     65,600        4,158

 Kobayashi Pharmaceutical (JPY)                        5,500         171

 Medicines Company *ss.                                3,700         82

 Merck                                                 229,500       6,479

 Novartis (CHF)                                        30,341        1,476

 Noven Pharmaceuticals *ss.                            7,200         120

 Pfizer                                                116,232       2,960

 Sanofi-Aventis (EUR) ss.                              11,818        1,014

 Schering-Plough                                       168,800       3,614

 Sepracor *                                            13,000        653

 Takeda Chemical Industries (JPY)                      10,300        557

 Teva Pharmaceutical ADR ss.                           20,400        662

 UCB (EUR)                                             8,815         502

 Wyeth                                                 170,160       7,792

                                                                     33,660

 Total Health Care                                                   97,286

 INDUSTRIALS & BUSINESS SERVICES 8.9%
 Aerospace & Defense 1.4%
 Argon *ss.                                            700           22

 Armor Holdings *ss.                                   11,200        475

 BAE Systems (GBP)                                     53,741        318

 General Dynamics                                      12,300        1,410

 Honeywell International                               68,000        2,603

 Lockheed Martin                                       103,200       6,423

 Mercury Computer Systems *ss.                         3,800         99

 Rockwell Collins                                      11,600        558

 Rolls-Royce (GBP) *                                   56,254        343

                                                                     12,251

 Air Freight & Logistics 0.1%
 EGL *ss.                                              8,000         201

 Pacer International *ss.                              4,000         105

 Ryder System ss.                                      2,200         77

 UPS, Class B                                          3,600         255

 UTi Worldwide ss.                                     2,700         204

 Yamato Transport (JPY) ss.                            15,000        226

                                                                     1,068

 Airlines 0.0%
 Frontier Airlines *ss.                                5,200         56

 Midwest Express Holdings *ss.                         3,000         7

 Qantas Airways (AUD)                                  62,454        152

                                                                     215

 Building Products 0.1%
 Pilkington (GBP)                                      159,293       381

 Quixote ss.                                           1,800         41

 Trex *ss.                                             4,300         104

                                                                     526

 Commercial Services & Supplies 1.3%

 Angelica ss.                                          5,100         113

 Cendant                                               37,400        761

 ChoicePoint *                                         11,400        489

 Consolidated Graphics *ss.                            7,300         282

 Contax Participacoes ADR *                            21,500        15

 Downer EDI (AUD) ss.                                  57,371        262

 G & K Services, Class A ss.                           7,000         301

 Herman Miller                                         12,000        359

 Intersections *ss.                                    700           7

 Kforce *ss.                                           10,700        108

 LECG *ss.                                             7,000         161

 Pike Electric *                                       4,500         80

 R.R. Donnelley                                        95,700        3,575

 Resources Global Professionals *ss.                   11,100        322

 Ritchie Bros Auctioneers                              5,200         218

 Synagro Technologies *ss.                             16,600        86

 Tetra Tech *ss.                                       12,114        191

 Waste Connections *ss.                                6,200         219

 Waste Management                                      120,343       3,301

 West Corporation *                                    3,000         116

                                                                     10,966

 Construction & Engineering 0.3%
 Acciona (EUR)                                         8,920         1,002

 Insituform Technologies *ss.                          5,700         118

 JGC (JPY) ss.                                         33,000        448

 NCC AB, Series B (SEK)                                30,245        531

                                                                     2,099

 Electrical Equipment 0.1%
 A.O. Smith ss.                                        12,800        360

 Artesyn Technologies *ss.                             10,000        92

 Baldor Electric ss.                                   11,000        272

 Sumitomo Electric Industries (JPY)                    21,000        259

 Woodward Governor                                     700           57

                                                                     1,040

 Industrial Conglomerates 2.4%
 DCC (EUR)                                             31,245        697

 GE                                                    307,800       10,345

 Hutchison Whampoa (HKD)                               59,200        585

 Sembcorp (SGD)                                        313,020       524

 Siemens (EUR)                                         10,706        813

 Tyco International                                    280,598       7,809

                                                                     20,773

 Machinery 2.0%
 3-D Systems  *ss.                                     1,100         25

 Accuride *ss.                                         6,200         93

 Actuant, Class A *ss.                                 6,680         283

 Cargotec (EUR) *ss.                                   7,120         196

 Cascade ss.                                           4,200         191

 Danaher                                               133,900       7,172

 Deere                                                 107,700       7,041

 Fanuc (JPY)                                           6,200         470

 Graco                                                 7,450         277

 Harsco                                                8,500         498

 IDEX ss.                                              3,300         143

 Lindsay Manufacturing ss.                             7,100         180

 RBC Bearings *                                        2,800         45

 SKF, Series B (SEK)                                   17,260        212

 Toro ss.                                              12,900        501

                                                                     17,327

 Marine 0.1%
 Nippon Yusen (JPY)                                    91,000        576

                                                                     576

 Road & Rail 0.9%
 Arriva (GBP)                                          42,671        435

 Burlington Northern Santa Fe                          64,100        3,398

 Genesee & Wyoming, Class A *                          1,700         50

 Heartland Express ss.                                 6,059         121

 Knight Transportation ss.                             9,150         217

 Nippon Express (JPY)                                  28,000        125

 Norfolk Southern                                      92,300        3,287

 Union Pacific                                         800           54

                                                                     7,687

 Trading Companies & Distributors 0.2%
 Electro Rent *ss.                                     4,300         58

 Interline Brands *ss.                                 8,500         170

 Mitsubishi (JPY) ss.                                  37,200        615

 Sumitomo (JPY)                                        39,000        371

                                                                     1,214

 Total Industrials & Business Services                               75,742

 INFORMATION TECHNOLOGY 15.0%
 Communications Equipment 2.8%
 ADTRAN                                                13,100        338

 Belden CDT ss.                                        9,100         195

 Cisco Systems *                                       224,100       3,949

 Corning *                                             466,500       9,311

 F5 Networks *                                         1,800         74

 Juniper Networks *                                    68,500        1,558

 Lucent Technologies *ss.                              552,900       1,703

 Nokia (EUR)                                           63,578        1,001

 Nokia ADR                                             160,000       2,523

 Packeteer *ss.                                        2,700         32

 QUALCOMM                                              58,300        2,315

 Research In Motion *                                  15,300        1,198

 Riverstone Networks *                                 13,300        8

 Tekelec *ss.                                          3,800         75

                                                                     24,280

 Computers & Peripherals 1.1%
 Creative Technology (SGD)                             9,750         80

 Dell *                                                177,700       6,326

 EMC *                                                 156,900       2,018

 Emulex *                                              6,900         149

 Gateway *ss.                                          47,200        143

 IBM                                                   2,100         169

 Synaptics *ss.                                        3,800         63

 Toshiba (JPY)                                         60,000        238

                                                                     9,186

 Electronic Equipment & Instruments 0.3%
 Applied Films *                                       700           16

 Cogent *ss.                                           2,300         62

 DTS *ss.                                              4,400         81

 Global Imaging Systems *ss.                           6,300         208

 Hamamatsu Photonics (JPY) ss.                         9,500         206

 KEMET *ss.                                            15,100        123

 Kyocera (JPY)                                         2,100         146

 Littelfuse *ss.                                       5,500         153

 Methode Electronics ss.                               9,600         118

 National Instruments ss.                              4,500         128

 Newport *ss.                                          6,500         87

 Orbotech *                                            5,000         123

 Plexus *ss.                                           13,900        237

 Shimadzu (JPY)                                        64,000        405

 TDK (JPY)                                             3,300         246

 Woodhead Industries ss.                               5,900         78

                                                                     2,417

 Internet Software & Services 1.0%
 Digital Insight *ss.                                  7,200         195

 Digital River *ss.                                    2,700         103

 Digitas *ss.                                          2,600         30

 Google, Class A *                                     12,600        3,604

 IAC/InterActiveCorp *ss.                              25,550        627

 MatrixOne *ss.                                        13,100        60

 Yahoo! *                                              111,400       3,714

                                                                     8,333

 IT Services 2.3%
 Accenture, Class A *                                  51,900        1,266

 Affiliated Computer Services, Class A *               4,200         218

 Automatic Data Processing                             64,900        2,775

 BISYS Group *                                         8,400         125

 CACI International, Class A *ss.                      5,300         332

 First Data                                            249,740       10,377

 Fiserv *                                              31,400        1,409

 Global Payments                                       6,300         414

 Heartland Payment Systems *ss.                        900           23

 Indra Sistemas (EUR)                                  24,541        498

 Iron Mountain *                                       12,925        446

 Logica (GBP)                                          30,654        99

 Maximus ss.                                           8,100         305

 MPS Group *ss.                                        19,300        214

 Paychex                                               22,100        754

 RightNow Technologies *ss.                            9,400         108

 Trans Cosmos (JPY) ss.                                7,200         337

                                                                     19,700

 Office Electronics 0.1%
 Canon (JPY)                                           10,600        536

 Neopost (EUR)                                         3,464         321

                                                                     857

 Semiconductor & Semiconductor Equipment 3.7%
 AMIS Holdings *ss.                                    5,300         63

 Analog Devices                                        78,600        2,865

 Atheros Communications *ss.                           2,500         26

 ATMI *ss.                                             2,600         80

 Brooks-Pri Automation *ss.                            8,400         119

 Cabot Microelectronics *ss.                           3,500         104

 Credence Systems *ss.                                 11,000        98

 Cymer *ss.                                            9,900         332

 Cypress Semiconductor *ss.                            3,500         55

 Entegris *ss.                                         25,639        268

 Exar *ss.                                             8,500         133

 FEI *ss.                                              5,800         121

 Intel                                                 342,000       8,796

 KLA-Tencor                                            9,400         477

 Lattice Semiconductor *                               16,500        73

 Linear Technology                                     24,000        910

 Marvell Technology Group *                            41,800        1,973

 Maxim Integrated Products                             95,400        4,069

 Microchip Technology                                  12,700        395

 Microsemi *ss.                                        1,700         41

 MKS Instruments *ss.                                  11,400        203

 PDF Solutions *ss.                                    7,800         122

 Power Integrations *ss.                               6,400         142

 Rohm Company (JPY)                                    1,100         100

 Samsung Electronics (KRW)                             900           475

 Semiconductor Manufacturing ADR *ss.                  9,300         94

 Semtech *ss.                                          12,900        211

 Silicon Laboratories *ss.                             5,300         165

 Texas Instruments                                     194,100       6,343

 Virage Logic *ss.                                     1,100         9

 Xilinx                                                100,900       2,834

                                                                     31,696

 Software 3.7%
 Adobe Systems                                         59,800        1,617

 Altiris *ss.                                          7,900         103

 Blackbaud ss.                                         926           12

 Catapult Communications *ss.                          3,200         51

 CCC Information Services ss.                          5,800         149

 FactSet Research Systems ss.                          9,350         327

 FileNet *ss.                                          11,300        300

 Hyperion Solutions *ss.                               3,400         147

 Internet Security Systems *ss.                        6,900         157

 Intuit *                                              35,700        1,637

 Jack Henry & Associates ss.                           21,700        425

 Kronos *ss.                                           6,950         301

 Mercury Interactive *ss.                              2,200         81

 Microsoft                                             743,600       20,375

 Motive *ss.                                           6,500         42

 NetIQ *ss.                                            10,464        123

 Open Solutions *ss.                                   3,100         70

 Oracle *                                              228,700       2,966

 Progress Software *ss.                                6,600         202

 Quest Software *                                      11,800        160

 Red Hat *ss.                                          7,000         99

 RSA Security *ss.                                     11,100        146

 SAP (EUR)                                             3,323         565

 SPSS *ss.                                             4,100         89

 Symantec *                                            70,389        1,477

 Trend Micro (JPY) ss.                                 5,000         175

 Verity *ss.                                           9,500         95

                                                                     31,891

 Total Information Technology                                        128,360

 MATERIALS 4.3%
 Chemicals 2.0%
 Airgas                                                21,000        591

 Arch Chemicals ss.                                    8,800         218

 BASF (EUR)                                            8,333         585

 Dow Chemical                                          71,100        3,071

 DSM (EUR)                                             5,414         419

 DuPont                                                117,061       4,632

 Ferro ss.                                             13,000        247

 Kaneka (JPY)                                          33,000        397

 MacDermid ss.                                         5,600         166

 Material Sciences *ss.                                5,700         87

 Minerals Technologies ss.                             4,800         293

 Mitsubishi Gas Chemical (JPY)                         44,000        287

 Mitsui Chemicals (JPY) ss.                            24,000        141

 Monsanto                                              27,800        1,775

 Potash Corp./Saskatchewan                             32,100        3,533

 Symyx Technologies *ss.                               3,600         101

 Yara International (NOK) ss.                          20,392        342

                                                                     16,885

 Construction Materials 0.2%
 Boral (AUD) ss.                                       148,290       815

 Cemex (MXN)                                           155,102       736

 Holcim (CHF)                                          4,358         283

                                                                     1,834

 Containers & Packaging 0.0%
 Chesapeake Corp. ss.                                  5,800         113

 DS Smith (GBP)                                        115,609       341

 Smurfit-Stone Container *                             1,400         15

                                                                     469

 Metals & Mining 1.7%
 Alcoa                                                 46,764        1,253

 Anglo American (GBP)                                  24,730        626

 BHP Billiton (AUD)                                    33,600        524

 BlueScope Steel (AUD)                                 119,034       840

 Corus Group (GBP) *                                   424,687       365

 Gibraltar Industries ss.                              4,050         87

 Lihir Gold (AUD) *                                    60,540        61

 Meridian Gold *ss.                                    11,200        211

 Nippon Steel (JPY) ss.                                263,000       770

 Nucor                                                 58,600        3,310

 Phelps Dodge                                          50,600        5,441

 SSAB Svenskt Stal, Series A (SEK) ss.                 29,084        801

                                                                     14,289

 Paper & Forest Products 0.4%
 Buckeye Technologies *ss.                             14,600        128

 MeadWestvaco                                          48,000        1,391

 UPM-Kymmene (EUR)                                     5,568         111

 Weyerhaeuser                                          30,700        1,996

                                                                     3,626

 Total Materials                                                     37,103

 TELECOMMUNICATION SERVICES 2.3%
 Diversified Telecommunication Services 0.6%
 China Telecom (HKD)                                   662,000       247

 Compania de Telecomunics Chile ADR ss.                20,300        234

 Eircom Group (EUR)                                    185,496       431

 Tele Danmark (DKK)                                    17,977        956

 Tele Norte Leste ADR ss.                              21,500        323

 Telenor ASA (NOK)                                     106,423       979

 Telus (Non-voting shares) *                           44,300        1,637

                                                                     4,807

 Wireless Telecommunication Services 1.7%
 America Movil ADR, Series L                           104,700       2,303

 American Tower Systems, Class A *ss.                  64,750        1,544

 Bouygues (EUR)                                        16,073        717

 China Unicom (HKD)                                    150,000       124

 KDDI (JPY)                                            102           539

 MobilCom AG (EUR) ss.                                 13,471        332

 Nextel Partners, Class A *ss.                         17,300        454

 SBA Communications *ss.                               1,100         16

 Sprint Nextel                                         255,499       6,625

 Starhub (SGD)                                         209,000       245

 Vodafone ADR                                          70,200        1,913

                                                                     14,812

 Total Telecommunication Services                                    19,619

 UTILITIES 2.1%
 Electric Utilities 1.0%
 Cleco ss.                                             6,100         140

 E.ON AG (EUR)                                         19,103        1,828

 El Paso Electric *                                    5,200         109

 Exelon                                                45,550        2,455

 FirstEnergy                                           46,719        2,384

 Hong Kong Electric (HKD)                              32,000        155

 Iberdrola,  (EUR)                                     21,582        555

 TEPCO (JPY)                                           15,300        376

 Unisource Energy ss.                                  8,800         293

                                                                     8,295

 Gas Utilities 0.1%
 Southwest Gas ss.                                     4,500         123

 Toho Gas (JPY)                                        123,000       504

                                                                     627

 Independent Power Producers & Energy Traders 0.9%
 Black Hills ss.                                       2,900         121

 Constellation Energy Group                            32,000        1,880

 TXU                                                   59,100        5,734

                                                                     7,735

 Multi-Utilities 0.1%
 Australian Gas Light (AUD)                            19,131        205

 Centrica (GBP)                                        140,802       633

 United Utilities (GBP)                                28,152        325

                                                                     1,163

 Total Utilities                                                     17,820

 Total Common Stocks (Cost $583,415)                                 740,583

 PREFERRED STOCKS 0.0%
 Fresenius (EUR)                                       3,019         391

 Total Preferred Stocks (Cost $144)                                  391

 CORPORATE BONDS 1.7%
 ABN Amro Bank (Chicago), 7.125%, 6/18/07              70,000        73

 ACE INA Holdings, 5.875%, 6/15/14                     100,000       105

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     150,000       152
5/30/07
 Alabama Power, VR, 4.026%, 8/25/09                    90,000        90

 Alcan Aluminum, 5.00%, 6/1/15                         180,000       182

 Allstate Financial Global Funding, 144A, 5.25%, 2/1/0785,000        86

 Amerada Hess, 7.875%, 10/1/29                         75,000        95

 America Movil, 5.50%, 3/1/14                          70,000        70

 Amgen, 4.00%, 11/18/09                                140,000       138

 AOL Time Warner, 7.625%, 4/15/31                      80,000        98

 Archstone-Smith Operating Trust, 5.25%, 5/1/15        115,000       117

 AT&T Broadband, 8.375%, 3/15/13                       125,000       152

 AT&T Wireless, 8.75%, 3/1/31                          95,000        134

 Atmos Energy, 4.00%, 10/15/09                         120,000       117

 Baker Hughes, 6.875%, 1/15/29                         110,000       138

 Bank of America, 4.875%, 9/15/12                      190,000       194

 Bank of America Capital Trust, 5.625%, 3/8/35         125,000       128

 Bank One, 5.25%, 1/30/13                              155,000       159

 BB&T, 6.50%, 8/1/11                                   220,000       242

 Belo, 8.00%, 11/1/08                                  20,000        22

 Black Hills, 6.50%, 5/15/13                           90,000        96

 Bunge Limited Finance, 4.375%, 12/15/08               115,000       114

 Canadian National Railway, 6.25%, 8/1/34              130,000       152

 Capital One Bank, 6.50%, 6/13/13                      75,000        82

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        90,000        93

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        90,000        89

 Centerpoint Energy, 7.25%, 9/1/10                     75,000        83

 Centex, 5.45%, 8/15/12                                130,000       131

 CIT Group, 5.00%, 2/1/15                              185,000       186

 Citigroup, 5.00%, 9/15/14                             200,000       206

 Clear Channel Communications, 7.65%, 9/15/10          125,000       138

 Comcast, 5.65%, 6/15/35                               75,000        74

 ConocoPhillips, 5.90%, 10/15/32                       130,000       147

 Countrywide Home Loans, 4.125%, 9/15/09               165,000       162

 CVS, 4.00%, 9/15/09                                   60,000        59

 DaimlerChrysler, 6.50%, 11/15/13                      125,000       134

 Deutsche Telekom International Finance
 STEP, 8.75%, 6/15/30                                  80,000        107

 Developers Diversified Realty, 3.875%, 1/30/09        85,000        83

 Devon Financing, 7.875%, 9/30/31                      70,000        91

 Diamond Offshore Drilling
 5.15%, 9/1/14                                         65,000        66

 144A, 4.875%, 7/1/15                                  85,000        85

 Dow Chemical, 6.125%, 2/1/11                          70,000        75

 Duke Capital
 4.302%, 5/18/06                                       55,000        55

 6.25%, 2/15/13                                        100,000       108

 Encana Holdings Finance, 5.80%, 5/1/14                125,000       134

 EOP Operating, 4.65%, 10/1/10                         85,000        85

 ERAC USA Finance Company, 144A, 5.60%, 5/1/15         105,000       107

 Exelon Generation, 5.35%, 1/15/14                     165,000       171

 First Union, 6.40%, 4/1/08                            40,000        42

 FirstEnergy, 6.45%, 11/15/11                          130,000       141

 Ford Motor Credit
 VR, 4.74%, 11/16/06                                   60,000        60

 5.80%, 1/12/09                                        335,000       320

 France Telecom, STEP, 8.00%, 3/1/11                   85,000        98

 Franklin Resources, 3.70%, 4/15/08                    30,000        30

 Fund American Companies, 5.875%, 5/15/13              115,000       118

 Genentech, 144A, 4.75%, 7/15/15                       100,000       101

 General Electric Capital, 6.00%, 6/15/12              320,000       346

 General Motors Acceptance Corp., 8.00%, 11/1/31       85,000        79

 Genworth Financial, 5.75%, 6/15/14                    115,000       123

 GlaxoSmithKline Capital, 5.375%, 4/15/34              80,000        85

 Goldman Sachs Capital I, 6.345%, 2/15/34              240,000       260

 GTECH Holdings, 4.50%, 12/1/09                        165,000       163

 Harrah's Operating, 5.50%, 7/1/10                     55,000        56

 HBOS, 144A, 6.00%, 11/1/33                            100,000       111

 Highmark, 144A, 6.80%, 8/15/13                        90,000        99

 HSBC Finance, 5.00%, 6/30/15                          150,000       150

 Huntington National Bank, 4.375%, 1/15/10             120,000       119

 International Lease Finance, 6.375%, 3/15/09          105,000       111

 International Speedway, 4.20%, 4/15/09                55,000        54

 iStar Financial, 5.125%, 4/1/11                       120,000       120

 John Deere Capital, 7.00%, 3/15/12                    90,000        103

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            50,000        57

 Kraft Foods, 5.625%, 11/1/11                          110,000       116

 Kroger, 8.05%, 2/1/10                                 120,000       135

 Legg Mason, 6.75%, 7/2/08                             65,000        69

 Lehman Brothers Holdings, 3.50%, 8/7/08               170,000       166

 Lennar, 144A, 5.60%, 5/31/15                          90,000        91

 MBNA America Bank, 4.625%, 8/3/09                     125,000       126

 McCormick, 6.40%, 2/1/06                              200,000       202

 MDC Holdings, 5.50%, 5/15/13                          160,000       161

 MetLife, 6.125%, 12/1/11                              120,000       130

 Motorola, 5.80%, 10/15/08                             125,000       130

 Nationwide Financial Services, 5.90%, 7/1/12          115,000       123

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     65,000        69

 Newmont Mining, 5.875%, 4/1/35                        135,000       140

 News America, 6.20%, 12/15/34                         65,000        68

 NLV Financial, 144A, 7.50%, 8/15/33                   70,000        81

 Norfolk Southern, 6.00%, 4/30/08                      190,000       198

 Northern Trust, 4.60%, 2/1/13                         50,000        50

 NVR, 5.00%, 6/15/10                                   85,000        84

 Pacific Gas & Electric, 6.05%, 3/1/34                 95,000        104

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            45,000        45

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      80,000        90

 144A, VR, 4.71%, 6/15/10                              120,000       124

 Petro Canada, 5.95%, 5/15/35                          120,000       125

 Pinnacle West Capital, 6.40%, 4/1/06                  75,000        76

 PPL Capital Funding, 4.33%, 3/1/09                    120,000       119

 Praxair, 2.75%, 6/15/08                               100,000       96

 Principal Life Global Funding, 144A, 5.125%, 10/15/13 110,000       114

 Progress Energy, 6.75%, 3/1/06                        70,000        71

 Prudential Financial, 3.75%, 5/1/08                   80,000        79

 Public Service of New Mexico, 4.40%, 9/15/08          95,000        94

 Pulte Homes, 7.875%, 8/1/11                           90,000        102

 Residential Capital, 144A, 6.375%, 6/30/10            35,000        36

 Rogers Cable, 5.50%, 3/15/14                          100,000       94

 SBC Communications, 6.25%, 3/15/11                    150,000       162

 Sealed Air, 144A, 5.375%, 4/15/08                     90,000        91

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 45,000        53

 Simon Property Group, 3.75%, 1/30/09                  110,000       107

 SLM Corporation, VR
 3.85%, 1/26/09                                        125,000       125

 4.64%, 4/1/09                                         90,000        89

 Sprint Capital, 6.875%, 11/15/28                      200,000       229

 Target, 4.00%, 6/15/13                                180,000       175

 Telecom Italia Capital, 5.25%, 11/15/13               105,000       107

 Telofonos De Mexico, 5.50%, 1/27/15                   80,000        80

 Telus, 8.00%, 6/1/11                                  160,000       186

 TGT Pipeline, 144A, 5.50%, 2/1/17                     30,000        30

 Transamerica Capital, 144A, 7.65%, 12/1/26            55,000        66

 Transocean, 7.50%, 4/15/31                            65,000        85

 Tyco International, 6.375%, 10/15/11                  180,000       198

 U.S. Bancorp, 4.50%, 7/29/10                          175,000       176

 United Technologies, 5.40%, 5/1/35                    110,000       115

 Verizon Global Funding, 7.75%, 12/1/30                85,000        109

 Wachovia, 5.50%, 8/1/35                               75,000        77

 Webster Financial, 5.125%, 4/15/14                    115,000       116

 Wells Fargo, VR, 3.512%, 3/23/07                      140,000       140

 Westar Energy, 5.10%, 7/15/20                         70,000        70

 Western Power Distribution Holdings
 144A, 6.875%, 12/15/07                                65,000        67

 WM Wrigley, 4.65%, 7/15/15                            50,000        51

 Yum! Brands, 7.70%, 7/1/12                            115,000       135

 Total Corporate Bonds (Cost $14,510)                                14,898

 ASSET-BACKED SECURITIES 0.5%
 Capital One Multi-Asset Execution Trust
 Series 2005, Class A7, 4.70%, 6/15/15                 325,000       330

 Series 2004, Class A8, VR, 3.701%, 9/15/14            625,000       627

 Chase Funding Mortgage Loan
 Series 2002-2, Class 1M1, 5.599%, 9/25/31             40,000        40

 Chase Issuance Trust, Series 2005, Class A7, 4.55%
 3/15/13                                               350,000       353

 Chase Manhattan Auto Owner Trust
 Series 2003-A, Class A4, 2.06%, 12/15/09              165,000       161

 Citibank Credit Card Issuance Trust
 Series 2005, Class C3, VR, 3.981%, 7/15/14            175,000       176

 Countrywide Asset-Backed Certificates
 Series 2003-5, Class AF3, 3.613%, 4/25/30             85,530        85

 Credit-Based Asset Services and Securities Trust
 Series 2005, Class CB5, VR, 4.831%, 8/25/35           425,000       427

 GE Equipment Small Ticket
 Series 2005-A1, Class A4, 144A, 4.51%, 12/22/14       225,000       226

 MBNA Credit Card Master Note Trust
 Series 2005, Class A6, 4.50%, 1/15/13                 160,000       161

 New Century Home Equity Loan Trust
 Series 2005-A, Class A6, VR, 4.954%, 8/25/35          350,000       349

 Series 2005-A, Class M2, VR, 5.344%, 8/25/35          130,000       129

 Peco Energy Transition Trust
 Series 2001-A, Class A1, 6.52%, 12/31/10              275,000       299

 PSE&G Transition Funding
 Series 2001-1, Class A6, 6.61%, 6/15/15               150,000       168

 Reliant Energy Transition Bond
 Series 2001-1, Class A4, 5.63%, 9/15/15               175,000       186

 WFS Financial Owner Trust
 Series 2004-1, Class A4, 2.81%, 8/22/11               210,000       206

 Total Asset-Backed Securities (Cost $3,908)                         3,923

 NON-U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 0.6%
 Banc of America Commercial Mortgage
 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36         175,000       176

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        53,870        53

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.273%, 1/25/34    291,385       293

 Series 2004-1, Class 3A2, CMO, VR, 4.953%, 10/25/34   107,112       107

 Series 2004-A, Class 2A2, CMO, VR, 4.128%, 2/25/34    166,624       167

 Series 2004-D, Class 2A2, CMO, VR, 4.209%, 5/25/34    101,678       100

 Series 2004-H, Class 2A2, CMO, VR, 4.782%, 9/25/34    96,107        97

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41     38,714        38

 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41        575,000       569

 Series 2005-PWR8, Class A4, 4.674%, 6/11/42           375,000       374

 Series 2005-T18, Class A1, CMO, 4.274%, 2/13/32       191,306       191

 Citigroup Commercial Mortgage Trust
 Series 2004-C2, Class A1, CMO, 3.787%, 10/15/41       290,366       287

 Commercial Mortgage
 Series 2005-LP5, Class A1, CMO, PTC, 4.235%, 5/10/43  189,793       190

 DLJ Commercial Mortgage
 Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32       200,000       218

 GE Capital Commercial Mortgage
 Series 2001-1, Class A2, CMO, 6.531%, 5/15/33         225,000       246

 GMAC Commercial Mortgage Securities
 Series 2001-C2, Class A1, CMO, 6.25%, 4/15/34         351,880       365

 Series 2001-C2, Class A2, CMO, 6.70%, 4/15/34         275,000       303

 Greenwich Capital Commercial Funding
 Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36      194,558       192

 Series 2005-GG3, Class AAB, CMO, VR, 4.619%, 8/10/42  85,000        85

 J.P. Morgan Chase Commercial Mortgage Securities
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      168,924       175

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       260,000       281

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29        300,000       289

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    275,000       276

 Washington Mutual
 Series 2004-AR1, Class A, CMO, VR, 4.229%, 3/25/34    100,769       98

 Total Non-U.S. Government Mortgage-Backed Securities
 (Cost $5,229)                                                       5,170

 FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.4%
 Asian Development Bank, 6.25%, 6/15/11 (AUD)          240,000       189

 Bundesrepublic, 5.00%, 1/4/12 (EUR)                   215,000       299

 European Investment Bank, 5.75%, 9/15/09 (AUD)        860,000       656

 Federal Republic of Germany, 3.25%, 4/9/10 (EUR)      925,000       1,175

 Government of Canada, 5.25%, 6/1/12 (CAD)             1,200,000     1,110

 Republic of South Africa, 6.50%, 6/2/14 ss.           145,000       161

 United Mexican States, 6.375%, 1/16/13                95,000        102

 Total Foreign Government Obligations & Municipalities
 (Cost $3,417)                                                       3,692

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 3.3%
 U.S. Government Agency Obligations +/- 2.9%
 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 8/1/35                               1,002,867     980

 5.00%, 12/1/08 - 8/1/35                               962,374       967

 5.50%, 12/1/33                                        129,669       131

 6.00%, 10/1/16 - 9/1/34                               1,742,349     1,786

 6.50%, 9/1/32                                         49,948        51

 7.00%, 11/1/30 - 6/1/32                               39,845        42

 ARM
 4.545%, 9/1/35                                        275,000       269

 4.577%, 9/6/32                                        44,194        44

 4.721%, 8/1/35                                        225,000       223

 CMO
 4.50%, 3/15/16                                        600,000       596

 5.00%, 10/15 - 11/15/27                               600,000       607

 5.50%, 4/15/28                                        475,000       484

 CMO, IO, 4.50%, 7/15/11 - 5/15/16                     578,000       52

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/35                                2,789,158     2,749

 5.00%, 7/1/35                                         158,389       157

 5.50%, 1/1/17 - 12/1/34                               9,737,479     9,861

 6.00%, 9/1/19 - 11/1/34                               3,487,714     3,579

 6.50%, 5/1/17 - 12/1/32                               697,904       721

 ARM, 4.70%, 9/1/35                                    275,000       272

 CMO
 3.50%, 4/25/13                                        175,000       172

 5.00%, 3/25/15                                        350,000       352

 CMO, IO
 5.50%, 11/25/28                                       75,910        5

 6.50%, 2/1/32                                         43,440        9

 TBA, 5.00%, 1/1/33                                    462,000       458

                                                                     24,567

 U.S. Government Obligations 0.4%
Government National Mortgage Assn.
 5.00%, 7/15 - 10/20/33                                2,284,751     2,297

 5.50%, 7/15/33                                        382,916       391

 6.00%, 5/15/26 - 1/20/35                              360,222       371

 6.50%, 3/15/26 - 9/20/34                              74,728        78

 7.00%, 3/15/13 - 2/15/30                              57,248        60

 7.50%, 10/15/22                                       1,672         2

 8.00%, 1/15/22 - 10/20/25                             45,105        48

 CMO, 2.946%, 9/6/05                                   145,000       140

                                                                     3,387

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost $28,248)                                           27,954

 U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE BACKED) 3.9% U.S. Government Agency Obligations +/- 0.6%
 Federal Home Loan Bank, 5.75%, 5/15/12                555,000       605

 Federal Home Loan Mortgage, 4.625%, 2/15/07 (EUR)     470,000       599

 Federal National Mortgage Assn.
 3.25%, 8/15/08 ss.                                    1,265,000     1,236

 4.375%, 9/15/12 ss.                                   250,000       252

 6.00%, 5/15/11 ss.                                    375,000       409

 7.125%, 6/15/10 - 1/15/30 ss.                         1,460,000     1,701

 CMO, 2.91%, 11/25/33                                  37,125        37

                                                                      4,839

 U.S. Treasury Obligations 3.3%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                     190,000       223

 6.00%, 2/15/26 ss.                                      985,000       1,208

 6.25%, 8/15/23 ss.                                      120,000       149

 6.375%, 8/15/27 ss.                                     325,000       419

 6.50%, 11/15/26 ss.                                     500,000       650

 7.625%, 2/15/25 ss.                                     85,000        122

 8.50%, 2/15/20 ss.                                      615,000       896

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/1/25 ss.                                      675,849       733

 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14 ss.                                      794,509       820

 3.625%, 1/15/08 ss.                                     210,681       224

 U.S. Treasury Notes
 3.25%, 8/15/07 ss.                                      2,010,000     1,988

 3.375%, 11/15 - 12/15/08 ss.                            5,935,000     5,850

 3.50%, 11/15/06 - 2/15/10 ss.                           3,345,000     3,318

 3.625%, 6/30/07 ss.                                     2,000,000     1,993

 4.25%, 11/15/13 ss.                                     1,885,000     1,918

 4.75%, 5/15/14 ss.                                      720,000       758

 5.00%, 8/15/11 ss.                                      3,795,000     4,010

 5.75%, 8/15/10 ss.                                      2,575,000     2,791

                                                                      28,070

 Total U.S. Government Agency Obligations
 (excluding Mortgage-Backed) (Cost $32,342)                           32,909

 MUNICIPAL BONDS 0.2%
 Atlanta Airport, 5.00%, 1/1/33 (FSA Insured)            250,000      265

 California, GO
 5.25%, 4/1/34                                           55,000       60

 Economic Recovery, 5.00%, 7/1/16                        60,000       65

 Clark County School Dist., GO
 5.00%, 6/15/18 (MBIA Insured)                           120,000      131

 District of Columbia, GO, 5.00%, 6/1/16 (MBIA Insured)  165,000      179

 Houston, Water & Sewer, 5.25%, 5/15/16 (MBIA Insured)   210,000      233

 Kansas Dev. Fin. Auth., Public Employee Retirement
 5.501%, 5/1/34 (FSA Insured)                            75,000       81

 New York City, GO, 5.00%, 8/1/15                        180,000      195

 New York State Urban Dev. Corp., Corrections & Youth
Fac.
 5.25%, 1/1/21 (Tender 1/1/09)                           135,000      143

 North Carolina, GO, 5.25%, 3/1/13                       365,000      411

 Oregon, Taxable Pension, GO, 5.892%, 6/1/27             40,000       45

 Total Municipal Bonds (Cost $1,783)                                1,808

 DOMESTIC BOND MUTUAL FUNDS 0.9%
 T. Rowe Price Institutional High Yield Fund, 7.15% p+ 703,279      7,539

 Total Domestic Bond Mutual Funds (Cost $7,365)                     7,539

 SHORT-TERM INVESTMENTS 2.2%
 Money Market Fund 2.2%
 T. Rowe Price Reserve Investment Fund, 3.58% #+       19,038,078   19,038

 Total Short-Term Investments (Cost $19,038)                        19,038

 SECURITIES LENDING COLLATERAL 10.7%
 Money Market Pooled Account 1.4%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.559% #                12,339,775   12,340

                                                                    12,340

 Money Market Trust 9.3%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 3.514% # 79,470,846   79,471

                                                                    79,471

 Total Securities Lending Collateral (Cost $91,811)                 91,811

 Total Investments in Securities
 110.9% of Net Assets (Cost $791,210)                  $            949,716

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at August
      31, 2005 - See Note 2
 +/-  The issuer  operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
      government.
 +    Affiliated company - See Note 4
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $1,882 and represents 0.2% of net assets
 ADR  American Depository Receipts
 ARM  Adjustable Rate Mortgage
 AUD  Australian dollar
 CAD  Canadian dollar
 CHF  Swiss franc
 CMO  Collateralized Mortgage Obligation
 DKK  Danish krone
 EUR  Euro
 FSA  Financial Security Assurance Inc.
 GBP  British pound
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 GO   General Obligation
 HKD  Hong Kong dollar
 IO Interest Only security for which the fund receives interest on notional principal (par)
 JPY  Japanese yen
 KRW  South Korean won
 MBIA MBIA Insurance Corp.
 MXN  Mexican peso
 NOK  Norwegian krone
 NZD  New Zealand dollar
 PTC  Pass-Through Certificate
 REIT Real Estate Investment Trust
 SEK  Swedish krona
 SGD  Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate; rate shown is effective rate at period-end

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Growth Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Commitments and Dollar Rolls
At August 31, 2005, the fund held To Be Announced (TBA) mortgage backed securities purchased on a forward commitment basis, with payment and delivery at an agreed-upon later date. The fund purchases TBAs with the intention of taking possession of the underlying mortgage securities. The fund may also enter dollar roll transactions, in which it sells a mortgage-backed security and simultaneously purchases a similar, but not identical, TBA with the same issuer, coupon, and terms. Losses may occur due to changes in market conditions or the failure of counterparties to perform under the contracts, and actual mortgages received may be less favorable than those anticipated by the fund.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2005, the value of loaned securities was $90,131,000; aggregate collateral consisted of $91,811,000 in money market pooled accounts and U.S. government securities valued at $52,000.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $791,210,000. Net unrealized gain aggregated $158,507,000 at period-end, of which $171,411,000 related to appreciated investments and $12,904,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $172,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $19,038,000 and $21,780,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Growth Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended August 31, 2005, purchases and sales of High Yield Fund were $147,000 and $0, respectively. Investment income during the period was $145,000. At August 31, 2005 and May 31, 2005, the value of shares of High Yield Fund held were $7,539,000 and $7,211,000, respectively.






 T. Rowe Price Personal Strategy Income Fund
 Unaudited                                                 August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par  Value
 (Cost and value in $ 000s)


 COMMON STOCKS 47.0%
 CONSUMER DISCRETIONARY 6.6%
 Auto Components 0.1%
 Autoliv GDR (SEK) ss.                                 3,800         169

 Bridgestone (JPY)                                     5,000         99

 GKN (GBP)                                             17,708        92

 Keystone Automotive *                                 1,300         40

 Koito Manufacturing (JPY) ss.                         9,000         97

 Strattec Security *ss.                                500           26

 TRW Automotive *                                      1,600         47

                                                                     570

 Automobiles 0.3%
 Bayerische Motoren Werke (EUR)                        3,585         162

 Ford Motor                                            49,500        494

 Honda (JPY)                                           2,200         118

 Renault (EUR) ss.                                     1,828         162

 Toyota Motor (JPY)                                    9,300         380

 Winnebago ss.                                         200           6

                                                                     1,322

 Distributors 0.0%
 Cycle & Carriage (SGD)                                2,753         18

 Pacific Brands (AUD) ss.                              28,709        60

                                                                     78

 Diversified Consumer Services 0.3%
 Apollo Group, Class A *                               15,100        1,188

 Corinthian Colleges *ss.                              2,800         35

 Education Management *                                700           24

 Matthews International, Class A ss.                   2,900         116

                                                                     1,363

 Hotels, Restaurants & Leisure 1.0%
 Applebee's                                            1,775         39

 BJ's Restaurants *ss.                                 1,700         36

 Carnival                                              23,600        1,164

 CEC Entertainment *ss.                                950           33

 Harrah's Entertainment                                6,900         480

 International Game Technology                         20,700        574

 Marriott, Class A                                     6,800         430

 McDonald's                                            9,000         292

 Mitchells & Butlers (GBP)                             13,508        89

 Panera Bread, Class A *ss.                            1,000         56

 PF Chang's China Bistro *ss.                          800           41

 Red Robin Gourmet Burgers *ss.                        600           29

 Ruby Tuesday ss.                                      800           18

 Sonic *                                               2,687         82

 Starwood Hotels & Resorts Worldwide, Equity Units     11,500        670

 Texas Roadhouse, Class A *ss.                         200           7

 The Cheesecake Factory *ss.                           2,650         84

 Wynn Resorts *ss.                                     9,600         458

                                                                     4,582

 Household Durables 0.6%
 Alpine Electronics (JPY)                              3,400         53

 Fortune Brands                                        4,000         348

 Goldcrest Company (JPY) ss.                           1,500         99

 Harman International                                  1,900         196

 Jarden *ss.                                           2,650         105

 Newell Rubbermaid  ss.                                54,700        1,282

 Persimmon (GBP) ss.                                   8,135         122

 Philips Electronics (EUR)                             3,450         91

 Pioneer (JPY) ss.                                     4,500         70

 Sony (JPY) ss.                                        5,900         197

 THOMSON Multimedia (EUR) ss.                          7,795         175

                                                                     2,738

 Internet & Catalog Retail 0.3%
 Amazon.com *ss.                                       12,500        534

 eBay *                                                15,000        607

 Expedia *                                             7,950         177

 J. Jill Group *ss.                                    2,900         51

 priceline.com *ss.                                    1,300         28

                                                                     1,397

 Leisure Equipment & Products 0.2%
 Brunswick                                             2,500         110

 Eastman Kodak ss.                                     18,800        458

 MarineMax *ss.                                        1,400         40

 Nikon (JPY)                                           6,000         71

 Polaris Industries ss.                                200           11

 SCP Pool                                              1,568         57

                                                                     747

 Media 1.9%
 Aegis Group (GBP)                                     60,069        126

 Comcast, Class A *                                    40,411        1,243

 Comcast, Special Class A *                            25,200        760

 Disney                                                26,500        668

 Emmis Communications *ss.                             1,300         31

 Entercom Communications *                             900           30

 Gestevision Telecino (EUR)                            2,685         63

 Getty Images *ss.                                     400           34

 Liberty Media, Class A *                              36,000        299

 McGraw-Hill                                           6,100         294

 New York Times, Class A ss.                           32,900        1,051

 News Corp., Class A                                   40,600        658

 Omnicom                                               3,600         290

 Publicis (EUR) ss.                                    5,121         170

 Rogers Communications, Class B *                      11,400        423

 Scholastic *ss.                                       2,700         98

 Scripps, Class A                                      10,700        535

 Singapore Press (SGD)                                 28,500        77

 Time Warner *                                         51,400        921

 Viacom, Class B                                       19,328        657

 WPP Group (GBP)                                       10,708        111

 WPP Group ADR                                         1,100         57

 Young Broadcasting *ss.                               800           3

                                                                     8,599

 Multiline Retail 0.7%
 Big Lots *ss.                                         1,600         19

 Kohl's *                                              18,900        991

 Nordstrom                                             29,600        994

 Target                                                25,800        1,387

                                                                     3,391

 Specialty Retail 1.1%
 AC Moore Arts & Crafts *ss.                           600           14

 AnnTaylor Stores *ss.                                 4,400         113

 Aoyama Trading (JPY)                                  1,400         38

 Best Buy                                              15,975        761

 Charles Voegele (CHF)                                 865           70

 Christopher & Banks ss.                               1,525         24

 Dixons Group (GBP)                                    25,578        70

 DSW, Class A *                                        600           13

 Esprit Holdings (HKD)                                 11,500        85

 Gymboree *ss.                                         2,400         37

 Home Depot                                            66,100        2,665

 Hot Topic *ss.                                        3,400         53

 Kesa Electricals (GBP)                                6,075         29

 Linens 'n Things *ss.                                 1,500         35

 Monro Muffler Brake ss.                               1,700         51

 Nobia (SEK)                                           4,438         78

 RadioShack ss.                                        38,100        955

 Select Comfort *ss.                                   1,400         27

 The Finish Line, Class A ss.                          600           9

 Zumiez *ss.                                           600           20

                                                                     5,147

 Textiles, Apparel, & Luxury Goods 0.1%
 Adidas-Salomon (EUR)                                  526           94

 Columbia Sportswear *ss.                              1,200         56

 Culp *ss.                                             700           3

 Warnaco Group *ss.                                    3,400         85

                                                                     238

 Total Consumer Discretionary                                        30,172

 CONSUMER STAPLES 3.6%
 Beverages 0.8%
 Asahi Breweries (JPY) ss.                             6,800         84

 Coca-Cola                                             50,600        2,227

 Kirin Brewery (JPY)                                   12,000        120

 Lion Nathan (NZD)                                     11,415        68

 PepsiCo                                               16,120        884

 Pernod-Ricard (EUR)                                   200           35

                                                                     3,418

 Food & Staples Retailing 1.2%
 Casey's General Stores ss.                            4,900         99

 Casino Guichard-Perrachon (EUR) ss.                   1,830         129

 Coles Myer (AUD) ss.                                  15,128        113

 CVS                                                   74,600        2,191

 J Sainsbury (GBP)                                     14,267        73

 Matsumotokiyoshi (JPY)                                2,300         69

 METRO (EUR)                                           5,737         291

 Organizacion Soriana, Series B (MXN) *                23,400        91

 Performance Food Group *ss.                           2,600         80

 Sysco                                                 11,200        374

 Tesco (GBP)                                           23,237        137

 Wal-Mart                                              36,100        1,623

 Wal-Mart de Mexico, Series V (MXN)                    40,000        174

 Wild Oats Markets *ss.                                1,800         22

 York-Benimaru (JPY) ss.                               2,100         62

                                                                     5,528

 Food Products 0.5%
 American Italian Pasta, Class A ss.                   1,000         11

 Associated British Foods (GBP)                        8,194         125

 Campbell Soup                                         17,400        512

 General Mills                                         18,420        850

 Koninklijke Wessanen GDS (EUR) ss.                    6,044         97

 Nestle (CHF)                                          1,205         339

 RHM (GBP) *                                           22,000        127

 Seneca Foods, Class B *                               200           3

 Seneca Foods Corp., Class A *ss.                      300           5

 Unilever (GBP)                                        23,373        236

                                                                     2,305

 Household Products 0.4%
 Colgate-Palmolive                                     22,100        1,160

 Procter & Gamble                                      8,200         455

                                                                     1,615

 Personal Products 0.2%
 Chattem *ss.                                          400           16

 Gillette                                              18,600        1,002

 L'Oreal (EUR)                                         761           61

                                                                     1,079

 Tobacco 0.5%
 Altria Group                                          28,750        2,032

 UST                                                   10,800        460

                                                                     2,492

 Total Consumer Staples                                              16,437

 ENERGY 3.6%
 Energy Equipment & Services 1.4%
 Baker Hughes                                          43,600        2,561

 BJ Services                                           5,000         315

 FMC Technologies *                                    3,500         141

 Grant Prideco *                                       6,600         243

 Hanover Compressor *ss.                               2,900         44

 Hydril *                                              800           55

 Key Energy Services *ss.                              1,500         21

 Lone Star Technologies *ss.                           900           50

 Saipem (EUR)                                          5,101         86

 Schlumberger                                          19,700        1,699

 Seacor Holdings *ss.                                  1,800         129

 Smith International                                   31,000        1,077

 Superior Well Services *ss.                           200           4

 Transocean *                                          4,600         272

 W-H Energy Services *                                 1,100         36

                                                                     6,733

 Oil, Gas & Consumable Fuels 2.2%
 Bill Barrett *ss.                                     3,000         101

 BP (GBP)                                              25,338        289

 BP ADR                                                22,102        1,511

 Chevron                                               23,292        1,430

 China Shenhua Energy (HKD) *                          79,500        88

 Eni S.p.A. (EUR)                                      15,768        467

 ExxonMobil                                            33,130        1,985

 Forest Oil *                                          3,150         142

 INPEX (JPY)                                           7             55

 Marathon Oil                                          13,600        875

 Murphy Oil                                            7,200         394

 Neste Oil (EUR) *                                     1,800         61

 Noble Energy                                          300           26

 Oil Search (AUD)                                      58,236        161

 OMV (EUR)                                             1,550         84

 Petroleo Brasileiro (Petrobras) ADR ss.               7,900         434

 Royal Dutch Shell, Series B (GBP)                     9,875         335

 Royal Dutch Shell ADR, Class B ss.                    2,327         158

 Statoil ASA (NOK)                                     14,718        362

 TonenGeneral Sekiyu (JPY)                             6,000         66

 Total (EUR)                                           2,107         555

 Total ADR                                             3,300         435

                                                                     10,014

 Total Energy                                                        16,747

 FINANCIALS 9.4%
 Capital Markets 2.4%
 Affiliated Managers Group *ss.                        1,100         80

 AmeriTrade *                                          33,200        661

 Bank of New York                                      4,000         122

 Charles Schwab                                        50,400        682

 Credit Suisse Group (CHF)                             5,667         247

 Franklin Resources                                    17,000        1,367

 Goldman Sachs                                         7,800         867

 Investors Financial Services ss.                      1,500         53

 Legg Mason                                            11,750        1,228

 Macquarie Bank (AUD)                                  5,568         265

 Mellon Financial                                      44,200        1,434

 Merrill Lynch                                         17,700        1,012

 Morgan Stanley                                        4,900         249

 National Financial Partners                           700           31

 Northern Trust                                        18,900        942

 Piper Jaffray *ss.                                    2,000         61

 State Street                                          33,200        1,604

 UBS (CHF)                                             1,700         140

                                                                     11,045

 Commercial Banks 2.0%
 ABN AMRO (EUR)                                        6,751         162

 Alliance & Leicester (GBP)                            8,239         128

 Allied Irish Banks (EUR)                              4,447         96

 Amegy Bancorp ss.                                     4,800         108

 Australia & New Zealand Banking (AUD)                 19,215        321

 Banca Intesa (EUR)                                    30,453        147

 Banco Santander Central Hispano (EUR)                 18,122        222

 Bank Austria Creditanstalt (EUR)                      1,949         221

 Bank of America                                       18,500        796

 Bank of Fukuoka (JPY)                                 13,000        83

 Bank of Ireland (EUR)                                 9,189         145

 Barclays (GBP)                                        42,804        427

 Barclays ADR ss.                                      700           28

 BNP Paribas (EUR) ss.                                 4,435         324

 Boston Private Financial ss.                          1,200         32

 Cascade Bancorp ss.                                   1,600         34

 Chittenden                                            4,100         111

 Citizens Banking ss.                                  3,300         100

 DBS Group (SGD)                                       18,978        177

 Dexia (EUR)                                           4,305         94

 Glacier Bancorp ss.                                   2,307         69

 Grupo Financiero Banorte (MXN)                        57,708        472

 HBOS (GBP)                                            14,921        234

 HSBC (GBP)                                            10,171        164

 Mitsubishi Tokyo Financial (JPY)                      23            236

 National Australia Bank (AUD) ss.                     11,957        282

 NORDEA (SEK)                                          28,295        275

 Pinnacle Financial Partners *ss.                      500           13

 Provident Bankshares ss.                              1,900         65

 Royal Bank of Scotland (GBP)                          14,996        438

 S-E-Banken (SEK)                                      8,162         149

 Sandy Spring Bancorp ss.                              1,400         48

 Signature Bank *ss.                                   800           24

 Societe Generale (EUR)                                1,144         124

 Sumitomo Trust & Banking (JPY) ss.                    37,000        258

 Svenska Handelsbanken, Series A (SEK)                 10,437        228

 Texas Capital Bancshares *ss.                         2,000         44

 The Bank of Yokohama (JPY)                            26,000        168

 U.S. Bancorp                                          33,300        973

 UniCredito (EUR)                                      22,891        131

 Valley National Bancorp ss.                           3,095         73

 Wells Fargo                                           13,700        817

 WestAmerica ss.                                       2,400         125

                                                                     9,166

 Consumer Finance 0.7%
 AIFUL (JPY)                                           1,900         146

 American Express                                      39,700        2,193

 SLM Corporation                                       14,600        726

                                                                     3,065

 Diversified Financial Services 0.9%
 Aktiv Kapital (NOK)                                   7,900         125

 Babcock & Brown (AUD) ss.                             13,234        186

 Citigroup                                             56,890        2,490

 ING Groep GDS (EUR)                                   6,374         186

 J.P. Morgan Chase                                     30,868        1,046

 Ricoh Leasing (JPY)                                   1,900         49

                                                                     4,082

 Insurance 2.6%
 AFLAC                                                 1,100         47

 Aioi Insurance (JPY)                                  15,000        85

 American International Group                          55,017        3,257

 Aspen Insurance Holdings                              2,800         76

 Assured Guaranty                                      3,900         87

 Aviva (GBP)                                           8,999         100

 AXA (EUR)                                             11,431        306

 Bristol West Holdings ss.                             2,100         37

 CNP Assurances (EUR) ss.                              2,587         179

 Friends Provident (GBP)                               24,085        76

 Genworth Financial, Class A                           22,300        717

 Hartford Financial Services                           12,900        942

 Horace Mann Educators                                 3,500         68

 Infinity Property & Casualty ss.                      2,000         65

 Insurance Australia (AUD)                             14,889        61

 Markel *ss.                                           250           81

 Marsh & McLennan                                      93,700        2,628

 Mitsui Sumitomo Insurance (JPY)                       10,000        102

 Ohio Casualty                                         5,000         126

 PartnerRe                                             1,100         67

 QBE Insurance (AUD)                                   8,099         105

 SAFECO                                                18,500        965

 Selective Insurance ss.                               1,200         57

 St. Paul Companies                                    22,900        985

 Unipol (EUR)                                          29,307        111

 W. R. Berkley                                         187           7

 Willis Group Holdings ss.                             2,100         73

 XL Capital                                            5,700         396

                                                                     11,806

 Real Estate 0.5%
 Arden Realty, REIT                                    1,500         57

 China Overseas Land & Investment (HKD) ss.            296,000       73

 EastGroup Properties, REIT                            1,800         78

 Equity Lifestyle Properties, REIT ss.                 600           27

 Essex Property Trust, REIT                            200           17

 Federal Realty Investment Trust, REIT                 12,600        780

 Gables Residential Trust, REIT ss.                    1,600         70

 GPT Group, Equity Units (AUD)                         50,541        149

 LaSalle Hotel Properties, REIT                        1,000         34

 Mirvac Group (AUD) ss.                                13,474        39

 Parkway Properties, REIT                              800           39

 Reckson Associates Realty, REIT                       471           16

 Simon Property Group, REIT                            11,268        857

 Sun Hung Kai Properties (HKD)                         11,000        111

 Washington SBI, REIT                                  2,000         62

 Wheelock (HKD)                                        29,000        50

                                                                     2,459

 Thrifts & Mortgage Finance 0.3%
 Bradford Bingley (GBP)                                22,151        130

 Fannie Mae                                            14,200        725

 First Niagra Financial ss.                            3,100         44

 Harbor Florida Bancshares ss.                         2,700         98

 Hypo Real Estate Holding (EUR)                        4,849         239

 Newalliance Bancshares ss.                            3,500         51

 Triad Guaranty *                                      600           25

                                                                     1,312

 Total Financials                                                    42,935

 HEALTH CARE 6.1%
 Biotechnology 1.0%
 Abgenix *ss.                                          100           1

 Alexion Pharmaceutical *ss.                           700           20

 Alkermes *ss.                                         1,900         36

 Amgen *                                               24,200        1,934

 Amylin Pharmaceuticals *ss.                           1,400         46

 Anadys Pharmaceuticals *                              1,100         13

 Biogen Idec *                                         5,100         215

 Cephalon *ss.                                         781           32

 CSL Limited (AUD) ss.                                 2,879         75

 Cubist Pharmaceuticals *ss.                           1,800         32

 CV Therapeutics *ss.                                  200           5

 Cytogen *ss.                                          600           3

 Cytokinetics *ss.                                     200           2

 deCode genetics *ss.                                  900           9

 Exelixis *ss.                                         1,900         14

 Genentech *                                           12,700        1,193

 Gilead Sciences *                                     19,800        851

 InterMune *ss.                                        2,400         38

 Martek Biosciences *ss.                               1,300         66

 Memory Pharmaceuticals *                              1,000         2

 Myriad Genetics *ss.                                  1,700         34

 Nektar Therapeutics *ss.                              400           7

 Neurocrine Biosciences *ss.                           800           37

 NPS Pharmaceuticals *ss.                              600           6

 ONYX Pharmaceuticals *ss.                             700           14

 Rigel Pharmaceuticals *ss.                            1,100         22

 Theravance *ss.                                       400           8

 Trimeris *ss.                                         1,400         16

 Vertex Pharmaceuticals *ss.                           2,996         55

                                                                     4,786

 Health Care Equipment & Supplies 1.1%
 Advanced Neuromodulation Systems *ss.                 2,200         113

 Analogic ss.                                          900           45

 Baxter International                                  32,700        1,319

 Biomet                                                10,400        384

 DJ Orthopedics *ss.                                   1,600         44

 Edwards Lifesciences *                                1,200         53

 Elekta, Series B (SEK) *                              2,378         107

 Greatbatch *ss.                                       1,200         30

 Integra LifeSciences *ss.                             2,500         86

 Medtronic                                             24,400        1,391

 NuVasive *ss.                                         900           17

 ResMed *ss.                                           2,300         166

 St. Jude Medical *                                    12,900        592

 Steris                                                2,000         50

 Stryker                                               9,800         535

 Thoratec *ss.                                         1,200         20

 Wright Medical Group *ss.                             900           22

 Zimmer Holdings *                                     1,700         140

                                                                     5,114

 Health Care Providers & Services 1.8%
 Alliance UniChem (GBP)                                4,360         65

 AmerisourceBergen                                     15,200        1,135

 Caremark RX *                                         10,100        472

 Celesio (EUR)                                         1,519         133

 Henry Schein *                                        2,700         113

 LabOne *ss.                                           700           30

 LCA-Vision                                            100           4

 Lifeline Systems *ss.                                 1,400         47

 LifePoint Hospitals *ss.                              300           14

 MWI Veterinary Supply *                               200           4

 Odyssey Healthcare *ss.                               1,800         30

 Quest Diagnostics                                     3,000         150

 Sunrise Senior Living *ss.                            2,800         166

 Symbion ss.                                           1,800         48

 United Surgical Partners International *ss.           3,300         126

 UnitedHealth Group                                    64,500        3,322

 VistaCare, Class A *ss.                               1,000         17

 WellChoice *ss.                                       900           64

 WellPoint *                                           29,300        2,176

                                                                     8,116

 Pharmaceuticals 2.2%
 Abbott Laboratories                                   3,100         140

 AstraZeneca ADR                                       4,200         194

 Atherogenics *ss.                                     2,200         39

 Eisai (JPY)                                           2,800         106

 GlaxoSmithKline (GBP)                                 14,054        341

 GlaxoSmithKline ADR                                   2,300         112

 Hisamitsu Pharmaceutical (JPY) ss.                    3,800         100

 Inspire Pharmaceuticals *                             2,600         23

 Johnson & Johnson                                     19,600        1,242

 Kobayashi Pharmaceutical (JPY)                        2,400         75

 Medicines Company *ss.                                1,200         27

 Merck                                                 66,000        1,863

 Novartis (CHF)                                        9,779         476

 Noven Pharmaceuticals *ss.                            2,200         37

 Pfizer                                                33,216        846

 Sanofi-Aventis (EUR)                                  3,626         311

 Schering-Plough                                       47,800        1,023

 Sepracor *                                            3,700         186

 Takeda Chemical Industries (JPY)                      3,100         168

 Teva Pharmaceutical ADR ss.                           5,100         165

 UCB (EUR)                                             2,801         160

 Wyeth                                                 48,660        2,228

                                                                     9,862

 Total Health Care                                                   27,878

 INDUSTRIALS & BUSINESS SERVICES 4.8%
 Aerospace & Defense 0.8%
 Argon *                                               100           3

 Armor Holdings *ss.                                   3,000         127

 BAE Systems (GBP)                                     18,690        111

 General Dynamics                                      3,600         413


 Honeywell International                               18,900        723

 Lockheed Martin                                       29,800        1,855

 Mercury Computer Systems *ss.                         1,000         26

 Rockwell Collins                                      3,400         164

 Rolls-Royce (GBP) *                                   16,457        100

                                                                     3,522

 Air Freight & Logistics 0.1%
 EGL *ss.                                              2,500         63

 Pacer International *ss.                              1,000         26

 Ryder System                                          600           21

 UPS, Class B                                          1,200         85

 UTi Worldwide ss.                                     700           53

 Yamato Transport (JPY) ss.                            5,000         75

                                                                     323

 Airlines 0.0%
 Frontier Airlines *ss.                                1,400         15

 Midwest Express Holdings *ss.                         1,900         4

 Qantas Airways (AUD)                                  19,667        48

                                                                     67

 Building Products 0.0%
 Pilkington (GBP)                                      47,274        113

 Quixote ss.                                           600           14

 Trex *ss.                                             1,200         29

                                                                     156

 Commercial Services & Supplies 0.7%
 Angelica                                              1,600         35

 Cendant                                               13,200        269

 ChoicePoint *                                         2,600         112

 Consolidated Graphics *ss.                            2,000         77

 Contax Participacoes ADR *                            6,400         4

 Downer EDI (AUD)                                      17,485        80

 G & K Services, Class A ss.                           1,900         82

 Herman Miller                                         3,300         99

 Intersections *ss.                                    100           1

 Kforce *ss.                                           1,900         19

 LECG *ss.                                             1,900         44

 Pike Electric *                                       1,300         23

 R.R. Donnelley                                        28,400        1,061

 Resources Global Professionals *ss.                   3,100         90

 Ritchie Bros Auctioneers                              1,400         59

 Synagro Technologies *ss.                             4,700         24

 Tetra Tech *ss.                                       3,176         50

 Waste Connections *ss.                                1,700         60

 Waste Management                                      33,806        927

 West Corporation *                                    500           19

                                                                     3,135

 Construction & Engineering 0.1%
 Acciona (EUR)                                         2,814         316

 Insituform Technologies *ss.                          1,400         29

 JGC (JPY) ss.                                         10,000        136

 NCC AB, Series B (SEK)                                10,144        178

                                                                     659

 Electrical Equipment 0.1%
 A.O. Smith ss.                                        3,550         100

 Artesyn Technologies *ss.                             2,600         24

 Baldor Electric ss.                                   3,300         82

 Sumitomo Electric Industries (JPY)                    7,000         86

 Woodward Governor                                     200           16

                                                                     308

 Industrial Conglomerates 1.3%
 DCC (EUR)                                             9,484         212

 GE                                                    88,500        2,974

 Hutchison Whampoa (HKD)                               19,300        191

 Sembcorp (SGD)                                        93,060        156

 Siemens (EUR)                                         3,272         249

 Tyco International                                    81,294        2,262

                                                                     6,044

 Machinery 1.1%
 3-D Systems  *ss.                                     400           9

 Accuride *ss.                                         1,300         19

 Actuant, Class A *ss.                                 1,860         79

 Cargotec (EUR) *ss.                                   2,140         59

 Cascade ss.                                           1,200         55

 Danaher                                               38,200        2,046

 Deere                                                 31,300        2,046

 Fanuc (JPY) *ss.                                      1,800         136

 Graco                                                 2,100         78

 Harsco                                                2,300         135

 IDEX ss.                                              850           37

 Lindsay Manufacturing ss.                             2,100         53

 RBC Bearings *                                        800           13

 SKF, Series B (SEK)                                   6,852         84

 Toro ss.                                              3,600         140

                                                                     4,989

 Marine 0.0%
 Nippon Yusen (JPY) ss.                                27,000        171

                                                                     171

 Road & Rail 0.5%
 Arriva (GBP)                                          13,037        133

 Burlington Northern Santa Fe                          19,000        1,007

 Genesee & Wyoming, Class A *ss.                       300           9

 Heartland Express ss.                                 1,609         32

 Knight Transportation ss.                             2,700         64

 Nippon Express (JPY)                                  10,000        44

 Norfolk Southern                                      25,100        894

 Union Pacific                                         200           14

                                                                     2,197

 Trading Companies & Distributors 0.1%
 Electro Rent *ss.                                     1,100         15

 Interline Brands *ss.                                 2,300         46

 Mitsubishi (JPY)                                      12,000        198

 Sumitomo (JPY)                                        11,000        105

                                                                     364

 Total Industrials & Business Services                               21,935

 INFORMATION TECHNOLOGY 8.1%
 Communications Equipment 1.5%
 ADTRAN                                                3,600         93

 Belden CDT ss.                                        2,500         54

 Cisco Systems *                                       63,300        1,115

 Corning *                                             135,900       2,713

 F5 Networks *                                         400           16

 Juniper Networks *                                    19,300        439

 Lucent Technologies *ss.                              144,100       444

 Nokia (EUR)                                           16,307        257

 Nokia ADR                                             48,300        762

 Packeteer *ss.                                        700           8

 QUALCOMM                                              16,700        663

 Research In Motion *                                  4,400         344

 Riverstone Networks *                                 1,600         1

 Tekelec *ss.                                          1,100         22

                                                                    6,931

 Computers & Peripherals 0.6%
 Creative Technology (SGD)                             2,950         25

 Dell *                                                50,300        1,791

 EMC *                                                 45,800        589

 Emulex *ss.                                           2,100         45

 Gateway *ss.                                          14,600        44

 IBM                                                   600           48

 Synaptics *ss.                                        1,100         18

 Toshiba (JPY)                                         18,000        71

                                                                     2,631

 Electronic Equipment & Instruments 0.1%
 Applied Films *ss.                                    200           4

 Cogent *ss.                                           600           16

 DTS *ss.                                              1,200         22

 Global Imaging Systems *ss.                           1,700         56

 Hamamatsu Photonics (JPY) ss.                         2,800         61

 KEMET *ss.                                            3,700         30

 Kyocera (JPY)                                         600           42

 Littelfuse *ss.                                       1,700         47

 Methode Electronics                                   2,500         31

 National Instruments ss.                              1,400         40

 Newport *                                             1,600         21

 Orbotech *                                            1,400         35

 Plexus *                                              3,800         65

 Shimadzu (JPY)                                        19,000        120

 TDK (JPY)                                             1,000         75

 Woodhead Industries ss.                               1,900         25

                                                                     690

 Internet Software & Services 0.5%
 Digital Insight *ss.                                  2,200         59

 Digital River *ss.                                    800           30

 Digitas *ss.                                          700           8

 Google, Class A *                                     3,600         1,030

 IAC/InterActiveCorp *ss.                              7,950         195

 MatrixOne *ss.                                        4,100         19

 Yahoo! *                                              31,600        1,054

                                                                     2,395

 IT Services 1.3%
 Accenture, Class A *                                  16,900        412

 Affiliated Computer Services, Class A *               1,200         62

 Automatic Data Processing                             18,600        795

 BISYS Group *                                         2,200         33

 CACI International, Class A *ss.                      1,500         94

 First Data                                            72,736        3,022

 Fiserv *                                              8,800         395

 Global Payments                                       1,700         112

 Heartland Payment Systems *                           200           5

 Indra Sistemas (EUR)                                  8,454         172

 Iron Mountain *                                       3,600         124

 Logica (GBP)                                          10,861        35

 Maximus ss.                                           2,100         79

 MPS Group *ss.                                        5,300         59

 Paychex                                               6,300         215

 RightNow Technologies *ss.                            2,900         33

 Trans Cosmos (JPY)                                    2,200         103

                                                                     5,750

 Office Electronics 0.1%
 Canon (JPY)                                           3,800         192

 Neopost (EUR)                                         1,104         102

                                                                     294

 Semiconductor & Semiconductor Equipment 2.0%
 AMIS Holdings *ss.                                    1,400         17

 Analog Devices                                        23,300        849

 Atheros Communications *ss.                           700           7

 ATMI *ss.                                             700           22

 Brooks-Pri Automation *ss.                            2,600         37

 Cabot Microelectronics *ss.                           1,200         36

 Credence Systems *ss.                                 3,200         28

 Cymer *ss.                                            2,800         94

 Cypress Semiconductor *ss.                            600           9

 Entegris *ss.                                         7,053         74

 Exar *ss.                                             2,300         36

 FEI *ss.                                              1,500         31

 Intel                                                 99,100        2,549

 KLA-Tencor                                            2,700         137

 Lattice Semiconductor *                               3,600         16

 Linear Technology                                     7,100         269

 Marvell Technology Group *                            11,300        533

 Maxim Integrated Products                             28,200        1,203

 Microchip Technology                                  3,200         100

 Microsemi *ss.                                        400           10

 MKS Instruments *ss.                                  3,100         55

 PDF Solutions *ss.                                    2,200         35

 Power Integrations *ss.                               1,800         40

 Rohm Company (JPY)                                    300           27

 Samsung Electronics (KRW)                             200           105

 Semiconductor Manufacturing ADR *ss.                  1,800         18

 Semtech *ss.                                          3,600         59

 Silicon Laboratories *ss.                             1,200         37

 Texas Instruments                                     55,900        1,827

 Virage Logic *ss.                                     500           4

 Xilinx                                                28,900        812

                                                                     9,076

 Software 2.0%
 Adobe Systems                                         16,800        454

 Altiris *ss.                                          1,900         25

 Blackbaud ss.                                         278           4

 Catapult Communications *ss.                          900           14

 CCC Information Services ss.                          1,600         41

 FactSet Research Systems ss.                          2,550         89

 FileNet *ss.                                          3,100         82

 Hyperion Solutions *ss.                               1,100         48

 Internet Security Systems *ss.                        2,000         46

 Intuit *                                              10,200        468

 Jack Henry & Associates                               6,000         118

 Kronos *ss.                                           1,900         82

 Mercury Interactive *                                 500           18

 Microsoft                                             217,600       5,962

 Motive *ss.                                           1,600         10

 NetIQ *ss.                                            2,760         32

 Open Solutions *ss.                                   1,000         23

 Oracle *                                              65,700        852

 Progress Software *ss.                                1,800         55

 Quest Software *                                      3,300         45

 Red Hat *ss.                                          1,700         24

 RSA Security *ss.                                     3,000         39

 SAP (EUR)                                             1,123         191

 SPSS *ss.                                             1,300         28

 Symantec *                                            19,801        416

 Trend Micro (JPY) ss.                                 1,500         53

 Verity *ss.                                           2,500         25

                                                                     9,244

 Total Information Technology                                        37,011

 MATERIALS 2.4%
 Chemicals 1.1%
 Airgas                                                5,800         163

 Arch Chemicals ss.                                    2,400         60

 BASF (EUR)                                            2,564         180

 Dow Chemical                                          20,500        886

 DSM (EUR)                                             1,818         141

 DuPont                                                33,802        1,338

 Ferro ss.                                             3,600         68

 Kaneka (JPY) ss.                                      10,000        120

 MacDermid ss.                                         1,600         47

 Material Sciences *ss.                                1,400         21

 Minerals Technologies ss.                             1,300         79

 Mitsubishi Gas Chemical (JPY) ss.                     14,000        91

 Mitsui Chemicals (JPY) ss.                            10,000        59

 Monsanto                                              8,300         530

 Potash Corp./Saskatchewan                             9,300         1,024

 Symyx Technologies *ss.                               1,200         34

 Yara International (NOK)                              6,016         101

                                                                     4,942

 Construction Materials 0.1%
 Boral (AUD) ss.                                       44,817        246

 Cemex (MXN)                                           46,742        222

 Holcim (CHF)                                          1,240         80

                                                                     548

 Containers & Packaging 0.1%
 Chesapeake Corp. ss.                                  1,500         29

 DS Smith (GBP)                                        36,655        108

 Smurfit-Stone Container *                             400           5

                                                                     142

 Metals & Mining 0.9%
 Alcoa                                                 12,020        322

 Anglo American (GBP)                                  7,413         188

 BHP Billiton (AUD)                                    9,700         151

 BlueScope Steel (AUD) ss.                             36,425        257

 Corus Group (GBP) *                                   134,674       116

 Gibraltar Industries ss.                              900           19

 Lihir Gold (AUD) *                                    16,040        16

 Meridian Gold *ss.                                    3,400         64

 Nippon Steel (JPY) ss.                                79,000        231

 Nucor                                                 17,000        960

 Phelps Dodge                                          14,800        1,592

 SSAB Svenskt Stal, Series A (SEK)                     8,932         246

                                                                     4,162

 Paper & Forest Products 0.2%
 Buckeye Technologies *                                4,000         35

 MeadWestvaco                                          13,500        391

 UPM-Kymmene (EUR)                                     2,566         52

 Weyerhaeuser                                          8,800         572

                                                                     1,050

 Total Materials                                                     10,844

 TELECOMMUNICATION SERVICES 1.3%
 Diversified Telecommunication Services 0.3%
 China Telecom (HKD)                                   204,000       76

 Compania de Telecomunics Chile ADR ss.                6,400         74

 Eircom Group (EUR)                                    56,431        131

 Tele Danmark (DKK)                                    5,513         293

 Tele Norte Leste ADR ss.                              6,400         96

 Telenor ASA (NOK)                                     31,949        294

 Telus (Non-voting shares) *                           12,200        451

                                                                     1,415

 Wireless Telecommunication Services 1.0%
 America Movil ADR, Series L                           30,700        675

 American Tower Systems, Class A *ss.                  18,077        431

 Bouygues (EUR)                                        4,960         221

 China Unicom (HKD)                                    44,000        36

 KDDI (JPY)                                            30            159

 MobilCom AG (EUR)                                     3,990         98

 Nextel Partners, Class A *ss.                         5,000         131

 SBA Communications *ss.                               300           5

 Sprint Nextel                                         74,635        1,935

 Starhub (SGD)                                         68,000        80

 Vodafone ADR                                          22,300        608

                                                                     4,379

 Total Telecommunication Services                                    5,794

 UTILITIES 1.1%
 Electric Utilities 0.5%
 Cleco ss.                                             1,600         37

 E.ON AG (EUR)                                         6,156         589

 El Paso Electric *ss.                                 1,200         25

 Exelon                                                13,274        715

 FirstEnergy                                           13,719        700

 Hong Kong Electric (HKD)                              11,000        53

 Iberdrola,  (EUR)                                     6,741         173

 TEPCO (JPY) ss.                                       4,500         111

 Unisource Energy ss.                                  2,400         80

                                                                     2,483

 Gas Utilities 0.0%
 Southwest Gas ss.                                     1,300         36

 Toho Gas (JPY) ss.                                    38,000        155

                                                                     191

 Independent Power Producers & Energy Traders 0.5%
 Black Hills ss.                                         900           38

 Constellation Energy Group                            9,600         564

 TXU                                                   17,000        1,649

                                                                     2,251

 Multi-Utilities 0.1%
 Australian Gas Light (AUD)                            5,683         61

 Centrica (GBP)                                        42,628        192

 United Utilities (GBP)                                8,923         103

                                                                     356

 Total Utilities                                                     5,281

 Total Common Stocks (Cost $163,245)                                 215,034

 PREFERRED STOCKS 0.0%
 Fresenius (EUR)                                       1,052         136

 Total Preferred Stocks (Cost $64)                                   136

 CORPORATE BONDS 5.7%
 ABN Amro Bank (Chicago), 7.125%, 6/18/07              165,000       173

 ACE INA Holdings, 5.875%, 6/15/14                     165,000       173

 AIG Sunamerica Global Financing XII, 144A, 5.30%,     300,000       305
5/30/07
 Alabama Power, VR, 4.026%, 9/6/05                     155,000       155

 Alcan Aluminum, 5.00%, 6/1/15                         295,000       298

 Allstate Financial Global Funding, 144A, 5.25%, 2/1/07165,000       167

 Amerada Hess, 7.875%, 10/1/29                         140,000       178

 America Movil, 5.50%, 3/1/14                          125,000       124

 Amgen, 4.00%, 11/18/09                                240,000       237

 AOL Time Warner, 7.625%, 4/15/31                      180,000       220

 Archstone-Smith Operating Trust, 5.25%, 5/1/15        190,000       193

 AT&T Broadband, 8.375%, 3/15/13                       220,000       267

 AT&T Wireless, 8.75%, 3/1/31                          165,000       233

 Atmos Energy, 4.00%, 10/15/09                         210,000       204

 Baker Hughes, 6.875%, 1/15/29                         250,000       314

 Bank of America, 4.875%, 9/15/12                      310,000       317

 Bank of America Capital Trust, 5.625%, 3/8/35         225,000       230

 Bank One, 5.25%, 1/30/13                              285,000       293

 BB&T, 6.50%, 8/1/11                                   80,000        88

 Belo, 8.00%, 11/1/08                                  40,000        43

 Black Hills, 6.50%, 5/15/13                           190,000       203

 Bunge Limited Finance, 4.375%, 12/15/08               225,000       224

 Canadian National Railway, 6.25%, 8/1/34              215,000       251

 Capital One Bank, 6.50%, 6/13/13                      120,000       132

 CE Electric UK Funding, 144A, 6.995%, 12/30/07        165,000       171

 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        190,000       188

 Centerpoint Energy, 7.25%, 9/1/10                     140,000       155

 Centex, 5.45%, 8/15/12                                215,000       217

 CIT Group, 5.00%, 2/1/15                              330,000       333

 Citigroup, 5.00%, 9/15/14                             350,000       360

 Clear Channel Communications, 7.65%, 9/15/10          210,000       231

 Comcast, 5.65%, 6/15/35                               130,000       128

 ConocoPhillips, 5.90%, 10/15/32                       270,000       305

 Countrywide Home Loans, 4.125%, 9/15/09               295,000       290

 CVS, 4.00%, 9/15/09                                   115,000       114

 DaimlerChrysler, 6.50%, 11/15/13                      245,000       264

 Delta, ETC, 10.00%, 5/17/10                           146,000       25

 Deutsche Telekom International Finance, VR, 8.75%,    160,000       213
6/15/30
 Developers Diversified Realty, 3.875%, 1/30/09        155,000       151

 Devon Financing, 7.875%, 9/30/31                      155,000       202

 Diamond Offshore Drilling
 5.15%, 9/1/14                                         120,000       122

 144A, 4.875%, 7/1/15                                  145,000       145

 Dow Chemical, 6.125%, 2/1/11                          140,000       151

 Duke Capital
 4.302%, 5/18/06                                       105,000       105

 6.25%, 2/15/13                                        190,000       205

 Encana Holdings Finance, 5.80%, 5/1/14                215,000       230

 EOP Operating, 4.65%, 10/1/10                         150,000       150

 ERAC USA Finance Company, 144A, 5.60%, 5/1/15         175,000       178

 Exelon Generation, 5.35%, 1/15/14                     300,000       311

 First Union, 6.40%, 4/1/08                            85,000        89

 FirstEnergy, 6.45%, 11/15/11                          215,000       233

 Ford Motor Credit
 5.80%, 1/12/09                                        570,000       545

 VR, 4.74%, 11/16/05                                   110,000       109

 France Telecom, STEP, 8.00%, 9/1/05                   170,000       197

 Franklin Resources, 3.70%, 4/15/08                    65,000        64

 Fund American Companies, 5.875%, 5/15/13              200,000       206

 Genentech, 144A, 4.75%, 7/15/15                       175,000       176

 General Electric Capital, 6.00%, 6/15/12              495,000       535

 General Motors Acceptance Corp., 8.00%, 11/1/31       145,000       135

 Genworth Financial, 5.75%, 6/15/14                    200,000       213

 GlaxoSmithKline Capital, 5.375%, 4/15/34              145,000       153

 Goldman Sachs Capital I, 6.345%, 2/15/34              415,000       449

 GTECH Holdings, 4.50%, 12/1/09                        290,000       287

 Harrah's Operating, 5.50%, 7/1/10                     100,000       103

 HBOS, 144A, 6.00%, 11/1/33                            195,000       217

 Highmark, 144A, 6.80%, 8/15/13                        160,000       176

 HSBC Finance, 5.00%, 6/30/15                          250,000       251

 Huntington National Bank, 4.375%, 1/15/10             205,000       204

 International Lease Finance, 6.375%, 3/15/09          190,000       201

 International Speedway, 4.20%, 4/15/09                95,000        94

 iStar Financial, 5.125%, 4/1/11                       200,000       199

 John Deere Capital, 7.00%, 3/15/12                    205,000       234

 Kaneb Pipe Line Operations, 7.75%, 2/15/12            115,000       131

 Kraft Foods, 5.625%, 11/1/11                          205,000       217

 Kroger, 8.05%, 2/1/10                                 205,000       231

 Legg Mason, 6.75%, 7/2/08                             105,000       112

 Lehman Brothers Holdings, 3.50%, 8/7/08               300,000       293

 Lennar, 144A, 5.60%, 5/31/15                          160,000       161

 MBNA America Bank, 4.625%, 8/3/09                     215,000       217

 McCormick, 6.40%, 2/1/06                              325,000       328

 MDC Holdings, 5.50%, 5/15/13                          270,000       271

 MetLife, 6.125%, 12/1/11                              240,000       259

 Motorola, 5.80%, 10/15/08                             200,000       208

 Nationwide Financial Services, 5.90%, 7/1/12          225,000       240

 Nationwide Mutual Insurance, 144A, 6.60%, 4/15/34     115,000       122

 Newmont Mining, 5.875%, 4/1/35                        235,000       243

 News America, 6.20%, 12/15/34                         115,000       120

 NLV Financial, 144A, 7.50%, 8/15/33                   140,000       163

 Norfolk Southern, 6.00%, 4/30/08                      285,000       296

 Northern Trust, 4.60%, 2/1/13                         120,000       121

 NVR, 5.00%, 6/15/10                                   150,000       149

 Pacific Gas & Electric, 6.05%, 3/1/34                 165,000       181

 Panhandle Eastern Pipeline, 4.80%, 8/15/08            90,000        91

 Pemex Project Funding Master Trust
 7.375%, 12/15/14                                      140,000       158

 144A, VR, 4.71%, 9/15/05                              205,000       211

 Petro Canada, 5.95%, 5/15/35                          195,000       203

 Pinnacle West Capital, 6.40%, 4/1/06                  170,000       172

 PPL Capital Funding, 4.33%, 3/1/09                    210,000       208

 Principal Life Global Funding, 144A, 5.125%, 10/15/13 210,000       217

 Progress Energy, 6.75%, 3/1/06                        125,000       126

 Prudential Financial, 3.75%, 5/1/08                   170,000       168

 Public Service of New Mexico, 4.40%, 9/15/08          190,000       189

 Pulte Homes, 7.875%, 8/1/11                           170,000       192

 Residential Capital, 144A, 6.375%, 6/30/10            60,000        61

 Rogers Cable, 5.50%, 3/15/14                          175,000       164

 SBC Communications, 6.25%, 3/15/11                    225,000       243

 Sealed Air, 144A, 5.375%, 4/15/08                     180,000       183

 Security Benefit Life Insurance, 144A, 7.45%, 10/1/33 95,000        111

 Simon Property Group, 3.75%, 1/30/09                  200,000       195

 SLM Corporation, VR
 3.85%, 10/25/05                                       250,000       250

 4.64%, 9/6/05                                         165,000       163

 Sprint Capital, 6.875%, 11/15/28                      315,000       361

 Target, 4.00%, 6/15/13                                295,000       286

 Telecom Italia Capital, 5.25%, 11/15/13               175,000       179

 Telofonos De Mexico, 5.50%, 1/27/15                   140,000       140

 Telus, 8.00%, 6/1/11                                  270,000       314

 TGT Pipeline, 144A, 5.50%, 2/1/17                     50,000        50

 Transamerica Capital, 144A, 7.65%, 12/1/26            90,000        108

 Transocean, 7.50%, 4/15/31                            130,000       171

 Tyco International, 6.375%, 10/15/11                  270,000       296

 U.S. Bancorp, 4.50%, 7/29/10                          300,000       301

 United Technologies, 5.40%, 5/1/35                    180,000       188

 Verizon Global Funding, 7.75%, 12/1/30                175,000       225

 Wachovia, 5.50%, 8/1/35                               125,000       128

 Webster Financial, 5.125%, 4/15/14                    200,000       202

 Wells Fargo, VR, 3.51188%, 9/23/05                    250,000       250

 Westar Energy, 5.10%, 7/15/20                         115,000       115

 Western Power Distribution Holdings, 144A
 6.875%, 12/15/07                                      120,000       124

 WM Wrigley, 4.65%, 7/15/15                            85,000        86

 Yum! Brands, 7.70%, 7/1/12                            210,000       247

 Total Corporate Bonds (Cost $25,572)                                26,175

 ASSET-BACKED SECURITIES 1.4%
 BankBoston Home Equity Loan Trust, Series 1998-1,
 Class A6, 6.35%, 2/25/13                              274,912       281

 Capital One Multi-Asset Execution Trust
 Series 2005, Class A7, 4.70%, 6/15/15                 550,000       559

 Series 2004, ClassA8, VR, 3.70125%, 8/15/14           1,075,000     1,078

 Chase Funding Mortgage Loan, Series 2002-2, Class 1M1
 5.599%, 9/25/31                                       80,000        80

 Chase Issuance Trust, Series 2005, Class A7, 4.55%
 3/15/13                                               555,000       560

 Chase Manhattan Auto Owner Trust, Series 2003-A,
 Class A4, 2.06%, 12/15/09                             350,000       341

 Citibank Credit Card Issuance Trust, Series 2005,
 Class C3, VR, 3.981%, 7/15/14                         275,000       276

 Countrywide Asset-Backed Certificates, Series 2003-5,
 Class, AF3 3.613%, 4/25/30                           166,308       166

 Credit-Based Asset Services and Securities Trust
 Series 2005-CB5, Class AF2, VR, 4.831%, 8/25/30       200,000       201

 GE Equipment Small Ticket, Series 2005-1A, Class A4,
 144A, 4.51%, 12/22/14                                 375,000       377

 MBNA Credit Card Master Note Trust, Series 2005,
 Class A6, 4.128.%, 1/15/13                            260,000       262

 New Century Home Equity Loan Trust
 Series 2005-A, Class A6, VR, 4.954%, 8/25/35          585,000       583

 Series 2005-A, Class M2, VR, 5.344%, 8/25/35          215,000       214

 Peco Energy Transition Trust, Series 2001-A, Class A1
 6.52%, 12/31/10                                       500,000       544

 PSE&G Transition Funding, Series 2001-1, Class A6
 6.61%, 6/15/15                                        125,000       140

 Reliant Energy Transition Bond, Series 2001-1, Class
 A4, 5.63%, 9/15/15                                    375,000       397

 WFS Financial Owner Trust, Series 2004-1, Class A4
 2.81%, 8/22/11                                        280,000       274

 Total Asset-Backed Securities (Cost $6,306)                         6,333

 NON-U.S. GOVERNMENT MORTGAGE- BACKED SECURITIES 1.8%
 Banc of America Commercial Mortgage
 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36         400,000       402

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42        94,273        93

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO, VR, 4.273%, 1/25/34    568,200       571

 Series 2004-I, Class 3A2, CMO, VR, 4.952%, 10/25/34   178,520       178

 Series 2004-A, Class 2A2, CMO, VR, 4.128%, 2/25/34    302,952       303

 Series 2004-D, Class 2A2, CMO, VR, 4.209%, 5/25/34    132,101       131

 Series 2004-H, Class 2A2, CMO, VR, 4.782%, 9/25/34    167,297       169

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41     68,824        68

 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41        300,000       297

 Series 2005-PWR8, Class A4, 4.674%, 6/11/41           600,000       598

 Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42       334,786       334

 Citigroup Commercial Mortgage Trust, Series 2004-C2,
 Class, A1 CMO, 3.787%, 10/15/41                       67,842        67

 Commercial Mortgage, Series 2005-LP5, Class A1, CMO,
 PTC, 4.235%, 5/10/43                                  332,137       331

 DLJ Commercial Mortgage, Series 1999-CG2, Class A1B,
 CMO, 7.30%, 6/10/32                                   350,000       381

 GE Capital Commercial Mortgage, Series 2001-1, Class
 A2 CMO, 6.531%, 3/15/11                               460,000       503

 GMAC Commercial Mortgage Securities
 Series 2001-C2, Class A1, CMO, 6.25%, 4/15/34         586,467       608

 Series 2001-C2, Class A2, CMO, 6.70%, 4/15/34         375,000       413

 Greenwich Capital Commercial Funding
 Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36      364,796       361

 Series 2005-GG3, Class AAB, CMO, VR, 4.619%, 8/10/42  160,000       160

 J.P. Morgan Chase Commercial Mortgage Securities
 Series 2001-CIB2, Class A2, CMO, 6.244%, 4/15/35      337,849       351

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33       460,000       497

 LB-UBS Commercial Mortgage Trust
 Series 2004-C2, Class A2, CMO, 3.246%, 3/15/29        525,000       505

 Series 2004-C4, Class A2, CMO, VR, 4.567%, 5/15/29    475,000       477

 Morgan Stanley Dean Witter Capital, Series 2002-TOP7
 Class A2 CMO, 5.98%, 1/15/39                          350,000       378

 Washington Mutual, Series 2004-AR1, Class A, CMO
 VR, 4.229%, 3/25/34                                   172,747       168

 Total Non-U.S. Government Mortgage-Backed Securities
 (Cost $8,408)                                                       8,344

 U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 10.2%
 U.S. Government Agency Obligations +/- 8.8%
 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 5/1/19                               473,875       471

 5.00%, 12/1/08 - 8/1/35                               3,800,210     3,806

 5.50%, 12/1/33                                        80,024        81

 6.00%, 10/1/16 - 3/1/33                               1,735,466     1,781

 6.50%, 9/1/32 - 2/1/35                                1,040,727     1,075

 7.00%, 11/1/30 - 6/1/32                               142,453       149

 ARM
 4.55%, 9/1/05                                         450,000       440

 4.577%, 9/6/32                                        101,014       100

 4.721%, 9/1/05                                        350,000       346

 CMO
 4.50%, 3/15/16                                        1,125,000     1,118

 5.00%, 10/15 - 11/15/27                               1,025,000     1,036

 5.50%, 4/15/28                                        950,000       967

 CMO, IO
 4.50%, 6/15/11 - 4/15/18                              1,023,596     94

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 4/1/35                                5,355,033     5,290

 5.00%, 6/1/18 - 7/1/35                                742,446       743

 5.50%, 1/1/17 - 12/1/34                               13,422,036    13,599

 6.00%, 10/1/13 - 11/1/34                              4,595,063     4,707

 6.50%, 12/1/10 - 12/1/32                              1,227,080     1,268

 7.00%, 1/1/31 - 7/1/32                                104,614       110

 CMO
 2.91%, 11/25/33                                       72,924        73

 3.50%, 4/25/13                                        325,000       320

 5.00%, 3/25/15                                        675,000       679

 CMO, IO
 5.50%, 11/25/28                                       164,472       11

 6.50%, 2/1/32                                         76,307        15

 ARM, 4.70%, 9/1/05                                    475,000       470

 TBA, 5.00%, 1/1/33                                    1,504,000     1,492

                                                                    40,241

 U.S. Government Obligations 1.4% Government National Mortgage Assn.
 5.00%, 7/15 - 10/20/33                                3,925,461     3,947

 5.50%, 7/15/33 - 1/20/34                              747,044       763

 6.00%, 5/15/26 - 1/20/35                              637,540       656

 6.50%, 2/15/28 - 9/20/34                              603,734       631

 7.00%, 3/15/13 - 7/20/27                              191,161       200

 7.50%, 9/15/22 - 6/15/32                              74,265        79

 8.00%, 1/15/22 - 10/20/25                             38,682        42

 CMO, 2.946%, 9/6/05                                   265,000       255

                                                                     6,573

 Total U.S. Government & Agency Mortgage-Backed
Securities
 (Cost $46,753)                                                      46,814

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES 1.4%
 Asian Development Bank, 6.25%, 6/15/11 (AUD)          1,140,000     896

 Bundesrepublic, 3.25%, 4/9/10 (EUR)                   1,800,000     2,286

 European Investment Bank, 5.75%, 9/15/09 (AUD)        935,000       713

 Federal Republic of Germany, 5.00%, 1/4/12 (EUR)      280,000       390

 Government of Canada, 5.25%, 6/1/12 (CAD)             1,690,000     1,563

 Republic of South Africa, 6.50%, 6/2/14 ss.           280,000       310

 United Mexican States, 6.375%, 1/16/13                215,000       232

 Total Foreign Government Obligations & Municipalities
 (Cost $5,944)                                                       6,390

 U.S. GOVERNMENT AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED) 11.9%
 U.S. Government Agency Obligations +/- 1.7%
 Federal Home Loan Bank
 5.25%, 6/18/14                                        700,000       748

 5.75%, 5/15/12                                        530,000       578

 Federal Home Loan Mortgage
 2.75%, 3/15/08 ss.                                    175,000       170

 4.625%, 2/15/07                                       1,285,000     1,638

 Federal National Mortgage Assn.
 3.25%, 8/15/08 ss.                                    2,040,000     1,994

 4.375%, 9/15/12 ss.                                   500,000       505

 5.75%, 2/15/08 ss.                                    210,000       218

 6.00%, 5/15/11 ss.                                    945,000       1,030

 7.125%, 6/15/10 - 1/15/30 ss.                         600,000       691

                                                                     7,572

 U.S. Treasury Obligations 10.2%
 U.S. Treasury Bonds
 5.375%, 2/15/31 ss.                                   260,000       304

 6.00%, 2/15/26 ss.                                    1,155,000     1,417

 6.125%, 8/15/29                                       130,000       165

 6.25%, 8/15/23 - 5/15/30 ss.                          790,000       1,020

 6.375%, 8/15/27 ss.                                   1,545,000     1,992

 7.50%, 11/15/16 ss.                                   545,000       708

 7.625%, 2/15/25                                       210,000       301

 8.50%, 2/15/20 ss.                                    850,000       1,238

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25 ss.                                    1,150,490     1,248
 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14 ss.                                     1,351,697     1,395

 3.625%, 1/15/08 ss.                                    355,149       377

 U.S. Treasury Notes
 1.875%, 11/30/05 ss.                                    270,000       269

 3.25%, 8/15/07 ss.                                      3,885,000     3,842

 3.375%, 11/15 - 12/15/08 ss.                            3,545,000     3,495

 3.50%, 11/15/06 - 2/15/10 ss.++                         6,545,000     6,511

 3.625%, 6/30/07                                         4,600,000     4,583

 4.00%, 6/15/09 ss.                                      2,885,000     2,903

 4.25%, 11/15/13 ss.                                     3,860,000     3,928

 4.75%, 5/15/14 ss.                                      1,155,000     1,217

 5.00%, 8/15/11 ss.                                      4,020,000     4,247

 5.75%, 8/15/10 ss.                                      5,135,000     5,565

                                                                       46,725

 Total U.S. Government Agency Obligations
 (excluding Mortgage-Backed) (Cost $52,838)                            54,297

 MUNICIPAL BONDS 0.7%
 Atlanta Airport, 5.00%, 1/1/33 (FSA Insured)             430,000       455

 California, GO
 5.25%, 4/1/34                                            105,000       115

 Economic Recovery, 5.00%, 7/1/16                         100,000       108

 Clark County School Dist., GO, 5.00%, 6/15/18
 (MBIA Insured)                                           200,000       218

 District of Columbia, GO, 5.00%, 6/1/16 (MBIA Insured)   275,000       299

 Houston, Water & Sewer, 5.25%, 5/15/16 (MBIA Insured)    345,000       383

 Kansas Dev. Fin. Auth., Public Employee Retirement
 5.501%, 5/1/34 (FSA Insured)                             130,000       140

 New York City, GO, 5.00%, 8/1/15                         300,000       326

 New York State Urban Dev. Corp., Corrections & Youth
Fac.
 5.25%, 1/1/21 (Tender 1/1/09)                            230,000       244

 North Carolina, GO, 5.25%, 3/1/13                        660,000       743

 Oregon, Taxable Pension, 5.892%, 6/1/27                  75,000        84

 Total Municipal Bonds (Cost $3,070)                                 3,115

 DOMESTIC BOND MUTUAL FUNDS 4.3%
 T. Rowe Price Institutional High Yield Fund, 7.15% p+ 1,853,916     19,874

 Total Domestic Bond Mutual Funds (Cost $19,435)                     19,874

 SHORT-TERM INVESTMENTS 16.1%
 Money Market Fund 16.1%
 T. Rowe Price Reserve Investment Fund, 3.58% #+       73,662,113    73,662

 Total Short-Term Investments (Cost $73,662)                         73,662

 SECURITIES LENDING COLLATERAL 15.2%
 Money Market Pooled Account 0.9%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 3.559% #                4,303,481     4,304

 Money Market Trust 14.3%
 State Street Bank and Trust Company of New Hampshire
 N.A. Securities Lending Quality Trust units, 3.514% # 65,308,233    65,308

 Total Securities Lending Collateral (Cost $69,612)                  69,612

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (10)

 Total Futures Contracts                                             (10)

 Total Investments in Securities
 115.7% of Net Assets (Cost $474,909)                  $             529,776


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at August
      31, 2005 - See Note 2
 +/-  The issuer  operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
      government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2005.
 +    Affiliated company - See Note 3
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $3,423 and represents 0.7% of net assets
 ADR  American Depository Receipts
 ARM  Adjustable Rate Mortgage
 AUD  Australian dollar
 CAD  Canadian dollar
 CHF  Swiss franc
 CMO  Collateralized Mortgage Obligation
 DKK  Danish krone
 ETC  Equipment Trust Certificate
 EUR  Euro
 FSA  Financial Security Assurance Inc.
 GBP  British pound
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 GO   General Obligation
 HKD  Hong Kong dollar
 IO Interest Only security for which the fund receives interest on notional principal (par)
 JPY  Japanese yen
 KRW  South Korean won
 MBIA MBIA Insurance Corp.
 MXN  Mexican peso
 NOK  Norwegian krone
 NZD  New Zealand dollar
 PTC  Pass-Through Certificate
 REIT Real Estate Investment Trust
 SEK  Swedish krona
 SGD  Singapore dollar
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 VR   Variable Rate; rate shown is effective rate at period-end

 T. Rowe Price Personal Strategy Income Fund
 (2) Open Futures Contracts at August 31, 2005 were as follows:
 ($ 000s)
                                                          Contract Unrealized
                                               Expiration Value    Gain (Loss)
 Short, 22 U.S. Treasury five year  contracts,
 $40 par of 3.50% U.S. Treasury Notes
 pledged as initial margin                      12/05     (2,384)    $  (6)

 Net payments (receipts) of variation
 margin to date                                                         (4)

 Variation margin receivable (payable)
 on open futures contracts                                            $ (10)

 The accompanying notes are an integral part o f this Portfolio of Investments.


T. Rowe Price Personal Strategy Income Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Commitments and Dollar Rolls
At August 31, 2005, the fund held To Be Announced (TBA) mortgage backed securities purchased on a forward commitment basis, with payment and delivery at an agreed-upon later date. The fund purchases TBAs with the intention of taking possession of the underlying mortgage securities. The fund may also enter dollar roll transactions, in which it sells a mortgage-backed security and simultaneously purchases a similar, but not identical, TBA with the same issuer, coupon, and terms. Losses may occur due to changes in market conditions or the failure of counterparties to perform under the contracts, and actual mortgages received may be less favorable than those anticipated by the fund.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2005, the value of loaned securities was $69,058,000; aggregate collateral consisted of $69,612,000 in money market pooled accounts and U.S. government securities valued at $1,066,000.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $474,909,000. Net unrealized gain aggregated $54,871,000 at period-end, of which $58,417,000 related to appreciated investments and $3,546,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $584,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $73,662,000 and $67,809,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Income Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended August 31, 2005, purchases and sales of High Yield Fund were $400,000 and $1,991,000, respectively. Investment income during the period was $386,000. At August 31, 2005 and May 31, 2005, the value of shares of High Yield Fund held were $19,874,000 and $20,981,000, respectively.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                               SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005